SEC File Nos. 2-10607
                                     811-572


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

                             Registration Statement
                                      Under
                           the Securities Act of 1933
                        Post-Effective Amendment No. 113

                                       and

                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 33


                           AMERICAN MUTUAL FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)


                       Approximate date of proposed public
                                   offering:
      It is proposed that this filing become effective on January 1, 2004, pursuant to paragraph (b) of rule 485.

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/




American Mutual Fund/(R)/










 PROSPECTUS







 January 1, 2004




TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
10    Management and organization
12    Shareholder information
13    Choosing a share class
15    Purchase and exchange of shares
17    Sales charges
20    Sales charge reductions and waivers
22    Individual Retirement Account (IRA) rollovers
22    Plans of distribution
23    How to sell shares
25    Distributions and taxes
26    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management Company, the fund's investment adviser.


Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                              American Mutual Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows the fund's investment results for each of the past 10 calendar years. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)
[begin bar chart]
1993   14.28%
1994    0.33
1995   31.38
1996   16.22
1997   26.39
1998   14.76
1999   -0.12
2000    9.12
2001    6.67
2002  -12.18
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST           12.44%  (quarter ended December 31, 1998)
LOWEST           -15.73%  (quarter ended September 30, 2002)


The fund's cumulative total return for the nine months ended September 30, 2003, was 11.19%.

American Mutual Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or contingent deferred sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced or eliminated for purchases of $25,000 or more.

 . Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results reflect a contingent deferred sales charge of 1%. This charge applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The fund's results are shown on a pretax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/SM/ ACCOUNT.

Because the fund's Class 529 shares were first available on February 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 8 reflects the fund's results calculated without sales charges.

                                              American Mutual Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50
 Before taxes                         -17.23%   2.01%    9.35%       12.27%
 After taxes on distributions         -18.23   -0.54     6.44          N/A
 After taxes on distributions and     -10.33    1.09     6.76          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         -17.09%    N/A      N/A         1.68%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         -13.77%    N/A      N/A        -4.13%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                         -12.27%    N/A      N/A        -3.43%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 S&P 500/2/                           -22.09%  -0.58%    9.34%       11.76%
 Lipper Multi-Cap Value Funds         -17.61    0.64     8.99          N/A
Index/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at October 31, 2003: 1.77%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

American Mutual Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,//3/
--------------------------------------------------------------------------------------------
 Maximum sales charge
 on purchases           5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees



1 Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced or eliminated for purchases of $25,000 or more.
5 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
7 The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.28%    0.28%    0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.23     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses                      0.11     0.13     0.21     0.19
-------------------------------------------------------------------------------
 Total annual fund operating         0.62     1.41     1.49     0.72
 expenses
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.28%    0.28%    0.28%    0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.10     1.00     1.00     0.50     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.29     0.33     0.32     0.29     0.29
-------------------------------------------------------------------------------
 Total annual fund operating         0.67     1.61     1.60     1.07     0.82
 expenses



8 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees will always be 1.00% of each class' average net assets annually.
9 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees will always be 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
10 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                              American Mutual Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $635    $762    $  901     $1,305
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           644     846       971      1,475
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        144     446       771      1,475
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           252     471       813      1,779
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           152     471       813      1,779
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     74     230       401        894
-------------------------------------------------------------------------------
 Class 529-A/1/                              640     777       927      1,362
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/       664     908     1,076      1,659
-------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption/3/    164     508       876      1,659
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/       263     505       871      1,900
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption       163     505       871      1,900
-------------------------------------------------------------------------------
 Class 529-E                                 109     340       590      1,306
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         84     262       455      1,014
fees/5/



1 Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on the services offered.

American Mutual Fund / Prospectus

Investment objective, strategies and risks

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in companies domiciled in Canada or that are part of the Standard & Poor's 500 Composite Index. The fund may also invest in debt securities.

The fund's equity investments are limited to securities of companies that are included on its eligible list. The list consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's growth objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company exec utives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                              American Mutual Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.




 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50
 Before taxes                         -12.18%   3.22%    10.00%      12.39%
 After taxes on distributions         -13.23    0.65      7.08         N/A
 After taxes on distributions and      -7.21    2.07      7.33         N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         -12.87%    N/A       N/A        2.95%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         -12.92%    N/A       N/A       -4.13%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                         -12.27%    N/A       N/A       -3.43%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 S&P 500/2/                           -22.09%  -0.58%     9.34%      11.76%
 Lipper Multi-Cap Value Funds         -17.61    0.64      8.99         N/A
Index/3/
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2002: 2.52%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.
4 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions are added back to the net asset value to determine the rate.

American Mutual Fund / Prospectus

[begin pie chart]
INDUSTRY DIVERSIFICATION AS OF OCTOBER 31, 2003
Oil & gas 6.55%
Pharmaceuticals 5.45
Electric utilities 5.44
Diversified telecommunication services 5.33
Commercial banks 5.20
Other industries 58.64
Cash & equivalents 13.39
[end pie chart]




 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2003
                                                  PERCENT OF NET ASSETS
 J.P. Morgan Chase                                        2.83%
------------------------------------------------------------------------
 IBM                                                      2.08
------------------------------------------------------------------------
 General Motors                                           1.88
------------------------------------------------------------------------
 General Electric                                         1.63
------------------------------------------------------------------------
 Eli Lilly                                                1.61
------------------------------------------------------------------------
 Sprint - Fon Group                                       1.56
------------------------------------------------------------------------
 FleetBoston Financial                                    1.45
------------------------------------------------------------------------
 Norfolk Southern                                         1.34
------------------------------------------------------------------------
 Magna International                                      1.29
------------------------------------------------------------------------
 Fannie Mae                                               1.24





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                              American Mutual Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

American Mutual Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are:



 PORTFOLIO COUNSELOR/ FUND      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                      34 years             Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Director
                                                          Investment professional for 41 years, all with
                                                          Capital Research and Management Company
                                                          or affiliate
-----------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                  16 years            Senior Vice President and Director, Capital
 President and Director         (plus 11 years prior      Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 32 years in total;
                                                          28 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                        4 years             Senior Vice President, Capital Research
 Vice President                 (plus 8 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 18 years in total;
                                                          13 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                       4 years             Vice President, Capital Research and
 Vice President                 (plus 7 years prior       Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 14 years in total;
                                                          12 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  18 years            Chairman of the Board and Director, Capital
                                (plus 7 years prior       Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 39 years, all with
                                                          Capital Research and Management Company
                                                          or affiliate
-----------------------------------------------------------------------------------------------------------

                                              American Mutual Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133






A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

American Mutual Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

                                              American Mutual Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except a charge of 1% applies on certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more made without an initial sales
                         charge)
 12b-1 fees              up to 0.25% annually (for 529-A shares, may not exceed
                         0.50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

American Mutual Fund / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

                                              American Mutual Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For an automatic investment plan                                        50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

American Mutual Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

                                              American Mutual Fund / Prospectus

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

American Mutual Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS 529-E AND F SHARES

Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

                                              American Mutual Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy

American Mutual Fund / Prospectus
 variable annuity contracts and variable life insurance policies to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Please see the statement of additional information for more information.

                                              American Mutual Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to 0.25% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to 0.75% for Class 529-E shares; and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

American Mutual Fund / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to

                                              American Mutual Fund / Prospectus
a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

American Mutual Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, taxable dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                              American Mutual Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                  $20.20        $.49          $ 3.31          $ 3.80
Year ended 10/31/2002                   23.22         .49           (2.29)          (1.80)
Year ended 10/31/2001                   24.36         .65             .19             .84
Year ended 10/31/2000                   30.09         .80            (.74)            .06
Year ended 10/31/1999                   31.18         .82            1.78            2.60
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 10/31/2003                   20.11         .32            3.28            3.60
Year ended 10/31/2002                   23.13         .32           (2.28)          (1.96)
Year ended 10/31/2001                   24.30         .44             .21             .65
Period from 3/15/2000 to 10/31/2000     21.78         .37            2.46            2.83
-----------------------------------------------------------------------------------------------
CLASS C:
Year ended 10/31/2003                   20.09         .30            3.28            3.58
Year ended 10/31/2002                   23.12         .30           (2.28)          (1.98)
Period from 3/15/2001 to 10/31/2001     23.48         .24            (.35)           (.11)
-----------------------------------------------------------------------------------------------
CLASS F:
Year ended 10/31/2003                  $20.17        $.46          $ 3.30          $ 3.76
Year ended 10/31/2002                   23.20         .47           (2.30)          (1.83)
Period from 3/15/2001 to 10/31/2001     23.54         .34            (.35)           (.01)
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 10/31/2003                   20.20         .47            3.31            3.78
Period from 2/19/2002 to 10/31/2002     23.31         .34           (3.07)          (2.73)
-----------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 10/31/2003                  20.16         .27            3.30            3.57
 Period from 2/19/2002 to 10/31/2002    23.31         .20           (3.06)          (2.86)
-----------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 10/31/2003                  20.16         .27            3.30            3.57
 Period from 2/20/2002 to 10/31/2002    23.54         .21           (3.30)          (3.09)
-----------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 10/31/2003                  20.16         .38            3.30            3.68
 Period from 3/7/2002 to 10/31/2002     24.93         .27           (4.67)          (4.40)
CLASS 529-F:
 Year ended 10/31/2003                  20.22         .43            3.32            3.75
 Period from 9/17/2002 to 10/31/2002    20.63         .05            (.34)           (.29)
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                                 Net assets,
                                      (from net   Distributions     dividends      Net asset                  end of
                                      investment      (from            and       value, end of    Total       period
                                       income)    capital gains)  distributions     period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                   $(.52)       $ (.31)         $ (.83)        $23.17        19.31%      $ 9,716
Year ended 10/31/2002                    (.57)         (.65)          (1.22)         20.20        (8.42)        7,782
Year ended 10/31/2001                    (.72)        (1.26)          (1.98)         23.22         3.71         8,399
Year ended 10/31/2000                    (.74)        (5.05)          (5.79)         24.36         1.21         8,343
Year ended 10/31/1999                    (.76)        (2.93)          (3.69)         30.09         9.00        10,421
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 10/31/2003                    (.36)         (.31)           (.67)         23.04        18.32           315
Year ended 10/31/2002                    (.41)         (.65)          (1.06)         20.11        (9.11)          156
Year ended 10/31/2001                    (.56)        (1.26)          (1.82)         23.13         2.88            59
Period from 3/15/2000 to 10/31/2000      (.31)           --            (.31)         24.30        13.07            10
--------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 10/31/2003                    (.35)         (.31)           (.66)         23.01        18.23           267
Year ended 10/31/2002                    (.40)         (.65)          (1.05)         20.09        (9.20)          107
Period from 3/15/2001 to 10/31/2001      (.25)           --            (.25)         23.12         (.48)           28
--------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 10/31/2003                   $(.50)       $ (.31)         $ (.81)        $23.12        19.14%      $   172
Year ended 10/31/2002                    (.55)         (.65)          (1.20)         20.17        (8.57)           54
Period from 3/15/2001 to 10/31/2001      (.33)           --            (.33)         23.20         (.05)           12
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 10/31/2003                    (.52)         (.31)           (.83)         23.15        19.19            51
Period from 2/19/2002 to 10/31/2002      (.38)           --            (.38)         20.20       (11.88)           19
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 10/31/2003                   (.33)         (.31)           (.64)         23.09        18.07            14
 Period from 2/19/2002 to 10/31/2002     (.29)           --            (.29)         20.16       (12.40)            5
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 10/31/2003                   (.33)         (.31)           (.64)         23.09        18.09            16
 Period from 2/20/2002 to 10/31/2002     (.29)           --            (.29)         20.16       (13.25)            6
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 10/31/2003                   (.43)         (.31)           (.74)         23.10        18.72             3
 Period from 3/7/2002 to 10/31/2002      (.37)           --            (.37)         20.16       (17.78)            1
CLASS 529-F:
 Year ended 10/31/2003                   (.50)         (.31)           (.81)         23.16        19.03             1
 Period from 9/17/2002 to 10/31/2002     (.12)           --            (.12)         20.22        (1.42)        --/4/



                                       Ratio of    Ratio of net
                                       expenses       income
                                      to average    to average
                                      net assets    net assets
----------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                    .62 %        2.32 %
Year ended 10/31/2002                    .60          2.15
Year ended 10/31/2001                    .59          2.68
Year ended 10/31/2000                    .59          3.29
Year ended 10/31/1999                    .57          2.67
----------------------------------------------------------------
CLASS B:
Year ended 10/31/2003                   1.41          1.49
Year ended 10/31/2002                   1.40          1.40
Year ended 10/31/2001                   1.38          1.80
Period from 3/15/2000 to 10/31/2000     1.38/5/       2.33/5/
----------------------------------------------------------------
CLASS C:
Year ended 10/31/2003                   1.49          1.39
Year ended 10/31/2002                   1.48          1.34
Period from 3/15/2001 to 10/31/2001     1.48/5/       1.64/5/
----------------------------------------------------------------
CLASS F:
Year ended 10/31/2003                    .72 %        2.14 %
Year ended 10/31/2002                    .75          2.08
Period from 3/15/2001 to 10/31/2001      .76/5/       2.30/5/
----------------------------------------------------------------
CLASS 529-A:
Year ended 10/31/2003                    .67          2.22
Period from 2/19/2002 to 10/31/2002      .70/5/       2.25/5/
----------------------------------------------------------------
CLASS 529-B:
 Year ended 10/31/2003                  1.61          1.27
 Period from 2/19/2002 to 10/31/2002    1.60/5/       1.36/5/
----------------------------------------------------------------
CLASS 529-C:
 Year ended 10/31/2003                  1.60          1.28
 Period from 2/20/2002 to 10/31/2002    1.59/5/       1.38/5/
----------------------------------------------------------------
CLASS 529-E:
 Year ended 10/31/2003                  1.07          1.80
 Period from 3/7/2002 to 10/31/2002     1.05/5/       1.95/5/
CLASS 529-F:
 Year ended 10/31/2003                   .82          1.99
 Period from 9/17/2002 to 10/31/2002     .09           .26


American Mutual Fund / Prospectus

                                          YEAR ENDED OCTOBER 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       24%         31%         45%         29%          42%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 Amount less than $1 million.
5 Annualized.
                                              American Mutual Fund / Prospectus

 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR                     American Funds Service Company
          COLLEGEAMERICA/SM/      800 /421-0180, ext. 529
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and hsare the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[LOGO - recycle bug]




Printed on recycled paper                   Investment Company File No. 811-572
MFGEPR-903-0104 Litho in USA CGD/MC/8004
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International       Capital Guardian     Capital Bank and Trust

[logo - American Funds (r)]




                                         The right choice for the long term/(R)/




American Mutual Fund/(R)/







 PROSPECTUS
 ADDENDUM





 January 1, 2004






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of American Mutual Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a percentage of offering       none
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                             none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
---------------------------------------------------------------
 Management fees                                    0.28%
---------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
---------------------------------------------------------------
 Other expenses/*/                                  0.13
---------------------------------------------------------------
 Total annual fund operating expenses               0.41



* A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $42     $132     $230       $518
-------------------------------------------------------------

Purchase and exchange of shares -- pages 15-16

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 17-19

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial highlights/1/ -- pages 26-27

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                 $20.21        $.54          $ 3.29          $ 3.83
 Period from 5/15/2002 to 10/31/2002    24.66         .26           (4.43)          (4.17)
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                               Net assets,
                                      (from net   Distributions     dividends      Net asset                end of
                                      investment      (from            and       value, end of   Total      period
                                       income)    capital gains)  distributions     period      return   (in millions)
------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                  $(.56)        $(.31)         $(.87)         $23.17       19.50%       $52
 Period from 5/15/2002 to 10/31/2002     (.28)           --           (.28)          20.21      (16.98)        41



                                       Ratio of    Ratio of net
                                       expenses       income
                                      to average    to average
                                      net assets    net assets
----------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                   .41%         2.53%
 Period from 5/15/2002 to 10/31/2002     .18          1.22





                                          YEAR ENDED OCTOBER 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       24%         31%         45%         29%          42%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on shares outstanding.

                           AMERICAN MUTUAL FUND, INC.

                                     Part B
                      Statement of Additional Information

                              January 1, 2004


This document is not a prospectus but should be read in conjunction with the current prospectus of American Mutual Fund, Inc. (the "fund or "AMF") dated January 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                           American Mutual Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        7
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       34
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       38
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Shareholder Account Services and Privileges . . . . . . . . . . . .       42
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       45
General Information . . . . . . . . . . . . . . . . . . . . . . . .       46
Financial Statements




                         American Mutual Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE
..    The fund's equity investments are limited to securities included on its eligible list, which consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser.

EQUITY SECURITIES
..    The fund will invest principally in equity-type securities such as common stocks and securities that are convertible into common stock.

DEBT SECURITIES
..    The fund's investments in nonconvertible securities will be rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES
..    The fund may invest in securities of issuers domiciled in Canada or that
     are part of the    S&P 500 Stock Composite Index.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like


                         American Mutual Fund - Page 2
equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


4(2) COMMERCIAL PAPER - The fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2) commercial paper has


                         American Mutual Fund - Page 3
substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 24% and 31%, respectively, and the average of the last five years was 34%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


With the fund's focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). High turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund shall make no investment:


1.   Which involves promotion or business management by the fund;

2. In any security about which information is not available with respect to the history, management, assets, earnings, and income of the issuer;

3. If the investment would cause more than 5% of the value of the assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

4. If the investment would cause more than 20% of the value of the assets of the fund to be invested in securities of companies in any one industry;

5. If the investment would cause the fund to own more than 10% of any class of securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer;


                         American Mutual Fund - Page 4

6. In any security which has not been placed on the fund's "Eligible List" (See Prospectus).

The foregoing restrictions do not apply to the purchase of securities issued or fully guaranteed by the U.S. government. Such restrictions also do not apply to the acquisition of securities or property in satisfaction of claims or as distributions on securities owned, or to the exercise of rights distributed on securities owned; but if any securities or property so acquired would not be permitted as an investment under the foregoing restrictions, they must be converted into a permissible investment as soon as reasonably practicable.


The fund is not permitted to:


 7.  Invest in real estate;

 8.  Make any investment which would subject it to unlimited liability;

 9.  Buy securities on margin;

10.  Sell securities short; or

11.  Borrow money.

The fund does not concentrate investments in one industry or a group of industries, invest in commodities, or make loans except in the very occasional instance where interest returns on a loan are particularly favorable, the loan is secured by at least 150% of marketable securities, the total loans outstanding would not exceed 20% of the current market value of the assets of the fund, and total loans to any one borrower would not exceed 5% of the value of such assets. No loans have ever been made to any person under the foregoing authority. Loans may not be made to persons affiliated with the fund. The fund does not invest to control other companies. While the fundamental policies of the fund permit it to act as underwriter of securities issued by others, it is not the practice of the fund to do so. The fundamental policies set forth in this paragraph also may not be changed without shareholder approval.


Further investment policies of the fund, which may be changed by action of the Board of Directors, without shareholder approval, state that the fund will not:


1. Purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer;

2. Invest in the securities of other investment companies (except in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission);

3. Invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations;

4. Ordinarily purchase securities which are non-income-producing at the time of purchase;

5.   Invest in puts, calls, straddles, spreads or any combination thereof;


                         American Mutual Fund - Page 5

6. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures;

7. Invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value);

8. Invest more than 15% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market); and

9.   The fund may not issue senior securities, except as permitted by the 1940
Act.


                         American Mutual Fund - Page 6

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                      YEAR FIRST                                       NUMBER OF BOARDS
                         POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                         WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE          FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director        1972        Private investor; former                 19            Ducommun Incorporated;
 Christie                                            President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                             Group (non-utility holding                             Southwest Water
                                                     company, subsidiary of                                 Company; Valero L.P.
                                                     Southern California Edison
                                                     Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan         Director        1993        Founder and President, M.A.D.,            3            None
 Age: 56                                             Inc. (communications company);
                                                     Former Editor-in-Chief, Los
                                                                             ---
                                                     Angeles Herald Examiner
                                                     -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director        1981        Chairman of the Board and CEO,           16            None
 Age: 68                                             Senior Resource Group LLC
                                                     (development and management of
                                                     senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Director        1991        Private investor; Chairman of             5            None
 Age: 49                                             the Board and CEO, Ladera
                                                     Management Company (venture
                                                     capital and agriculture);
                                                     former owner and President,
                                                     Energy Investment, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck       Director        1999        Director and Programming                  3            The Nevis Fund, Inc.
 Age: 59                                             Chair, WYPR
                                                     Baltimore/Washington (public
                                                     radio station); Senior
                                                     Associate, Financial News
                                                                --------------
                                                     (London); Senior Associate,
                                                     Reuters Foundation; Senior
                                                     Fellow, Institute for
                                                     International Economics;
                                                     Consultant, The Independent of
                                                                 ------------------
                                                     London
                                                     ------
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Director        1998        Chairman of the Board and CEO,            6            None
 Age: 64                                             Cairnwood, Inc. (venture
                                                     capital investment)
-----------------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison         Director        1991        President of the Salzburg                 3            None
 Age: 67                                             Seminar; President Emeritus,
                                                     Middlebury College
-----------------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample        Director        1999        President, University of                  2            UNOVA, Inc.; William
 Age: 63                                             Southern California                                    Wrigley Jr. Company
-----------------------------------------------------------------------------------------------------------------------------------




                         American Mutual Fund - Page 7

 [this page is left intentionally blank for this filing.]

                         American Mutual Fund - Page 8

                                                            PRINCIPAL OCCUPATION(S) DURING
                                                                   PAST 5 YEARS AND
                                       YEAR FIRST ELECTED           POSITIONS HELD            NUMBER OF BOARDS
                         POSITION          A DIRECTOR          WITH AFFILIATED ENTITIES        WITHIN THE FUND
                         WITH THE        AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH
    NAME AND AGE           FUND         OF THE FUND /1/              OF THE FUND               DIRECTOR SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 James K. Dunton       Chairman of            1984          Senior Vice President and                 2
 Age: 65               the Board and                        Director, Capital Research and
                       Director                             Management Company
------------------------------------------------------------------------------------------------------------------
 Robert G.             President and          1987          Senior Vice President and                 3
 O'Donnell             Director                             Director, Capital Research and
 Age: 59                                                    Management Company
------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE               BY DIRECTOR
---------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
---------------------------------------------------
 James K. Dunton       None
 Age: 65
---------------------------------------------------
 Robert G.             None
 O'Donnell
 Age: 59
---------------------------------------------------







                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                   PAST 5 YEARS AND POSITIONS HELD
                                               YEAR FIRST ELECTED                      WITH AFFILIATED ENTITIES
                             POSITION              AN OFFICER                        OR THE PRINCIPAL UNDERWRITER
    NAME AND AGE           WITH THE FUND         OF THE FUND/1/                              OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Timothy D. Armour     Senior Vice President          1994          Executive Vice President and Director, Capital Research and
 Age: 43                                                            Management Company; Director, The Capital Group Companies,
                                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Joanna F. Jonsson     Senior Vice President          1997          Senior Vice President, Capital Research Company*
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro            Vice President              2000          Senior Vice President, Capital Research Company*
 Age: 43
-----------------------------------------------------------------------------------------------------------------------------------
 J. Dale Harvey           Vice President              2000          Vice President, Capital Research and Management Company
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Stuart R. Strachan       Vice President              2000          Vice President and Senior Counsel - Fund Business Management
 Age: 47                                                            Group, Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary                1984          Vice President - Fund Business Management Group, Capital
 Age: 55                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Regal            Treasurer                2003          Vice President - Fund Business Management Group, Capital
 Age: 32                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Robert P. Simmer       Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 42                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                         American Mutual Fund - Page 9

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         American Mutual Fund - Page 10

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 H. Frederick Christie         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Mary Anne Dolan               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Bailey Morris-Eck              $1 - $10,000            $50,001 - $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Olin C. Robison               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Steven B. Sample            $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 James K. Dunton               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert G. O'Donnell           Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $17,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


                         American Mutual Fund - Page 11

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003


                                                                                                       TOTAL COMPENSATION (INCLUDING
                                                                             AGGREGATE COMPENSATION        VOLUNTARILY DEFERRED
                                                                             (INCLUDING VOLUNTARILY          COMPENSATION/1/)
                                                                            DEFERRED COMPENSATION/1/)    FROM ALL FUNDS MANAGED BY
                                   NAME                                           FROM THE FUND            CAPITAL RESEARCH AND
-------------------------------------------------------------------------------------------------------         MANAGEMENT
                                                                                                       COMPANY OR ITS AFFILIATES/2/
                                                                                                       -----------------------------
 H. Frederick Christie/3/                                                            $22,500                     $242,035
------------------------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan                                                                      23,000                      106,000
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton, Jr./3/                                                                23,000                      216,120
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                                                               22,500                      132,000
------------------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck/3/                                                                 22,500                      106,500
------------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/                                                                 22,500                      166,500
------------------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison/3/                                                                   22,500                      111,000
------------------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample                                                                     22,500                       42,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended October 31, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: H. Frederick Christie ($206,877), Martin Fenton, Jr. ($145,689), Mary Myers Kauppila ($355,530),
  Bailey Morris-Eck ($98,546), Kirk P. Pendleton ($139,529) and Olin C. Robison ($97,887). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of December 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1949 and reincorporated in Maryland on December 20, 1983. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


                         American Mutual Fund - Page 12

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk P. Pendleton and Olin C. Robison, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The


                         American Mutual Fund - Page 13

Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of H. Frederick Christie, Mary Anne Dolan, Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk P. Pendleton, Olin C. Robison and Steven B. Sample, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of H. Frederick Christie, Mary Anne Dolan and Steven B. Sample, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on December 1, 2003:




                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Edward D. Jones & Co.                                   Class A    20.35%
 Shareholder Accounting                                  Class B    13.27
 201 Progress Pkwy.
 Maryland Hts, MO  63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                           Class B     5.06
 Surpas House Account                                    Class C     9.11
 333 W 34th St.
 New York, NY  10001-2402
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers            Class C    13.25
 4800 Deer Lake Dr. E, Fl. 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                               Class F     5.91
 Special Custody Acct for Exclusive
 Benefit of Customers - RIA Acct
 101 Montgomery St.
 San Francisco, CA  94104-4122
----------------------------------------------------------------------------




                         American Mutual Fund - Page 14

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until March 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In recommending the Agreement's renewal for its current period of effectiveness, the Committee gave consideration to a wide variety of factors, including, among others, the fund's historical investment results both on an absolute basis and relative to select peer groups and indices, particularly in light of the fund's combined investment objectives and its recent performance in recent periods of broad market declines; the fact that the fund's advisory fees and overall


                         American Mutual Fund - Page 15
expense ratios (both measured as a percentage of the fund's net assets) are well below the median levels of the fund's peers; the various management and administrative services provided by the investment adviser; and the quality and depth of experience of the investment adviser and its investment and administrative personnel.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair and that shareholders have received reasonable value in return for such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is based on prior month-end net assets, calculated at the following annual rates:


                                NET ASSET LEVEL


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.384%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.330                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.294                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.270                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.252                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.240                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.230                 13,000,000,000
------------------------------------------------------------------------------



In connection with the approval of the Agreement by the fund's Board of Directors, the investment adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $3 billion.


                         American Mutual Fund - Page 16

The Agreement provides that the investment adviser shall pay the fund the amount by which total expenses of the fund's Class A shares, with the exception of taxes and such expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the sum of 1% of the first $25 million of the monthly average of total assets of the fund for the year and 3/4 of 1% of such average in excess of $25 million. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended October 31, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $25,924,000, $25,444,000 and $24,568,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until March 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


                         American Mutual Fund - Page 17

During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                               $303,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                178,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               54,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                               18,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                               21,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                3,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                  481
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


                         American Mutual Fund - Page 18

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $4,990,000          $22,581,000
                                                  2002             4,599,000           21,160,000
                                                  2001             2,101,000            9,571,000
                 CLASS B                          2003               722,000            4,826,000
                                                  2002               922,000            5,004,000
                                                  2001               334,000            1,946,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003               163,000              801,000
                                                  2002               123,000              602,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                50,000              297,000
                                                  2002                30,000              227,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of


                         American Mutual Fund - Page 19
the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $19,215,000                 $2,657,000
------------------------------------------------------------------------------
        CLASS B                   2,229,000                    285,000
------------------------------------------------------------------------------
        CLASS C                   1,686,000                    290,000
------------------------------------------------------------------------------
        CLASS F                     261,000                     65,000
------------------------------------------------------------------------------
      CLASS 529-A                    32,000                      7,000
------------------------------------------------------------------------------
      CLASS 529-B                    90,000                     12,000
------------------------------------------------------------------------------
      CLASS 529-C                   104,000                     18,000
------------------------------------------------------------------------------
      CLASS 529-E                     9,000                      2,000
------------------------------------------------------------------------------
      CLASS 529-F                     1,000                        252
------------------------------------------------------------------------------




                         American Mutual Fund - Page 20

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term)


                         American Mutual Fund - Page 21
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


                         American Mutual Fund - Page 22

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or


                         American Mutual Fund - Page 23
     constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain dis-


                         American Mutual Fund - Page 24
     tribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


                         American Mutual Fund - Page 25

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                         American Mutual Fund - Page 26

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                         American Mutual Fund - Page 27

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                         American Mutual Fund - Page 28

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                         American Mutual Fund - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     . investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


                         American Mutual Fund - Page 30

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


                         American Mutual Fund - Page 31

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of


                         American Mutual Fund - Page 32
reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C


                         American Mutual Fund - Page 33
shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organi-


                         American Mutual Fund - Page 34
     zations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     - individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     - business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     - trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     - endowments or foundations established and controlled by you or your immediate family; or

     - CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     - for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;


                         American Mutual Fund - Page 35

     - made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     - for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     - for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     - for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.


                         American Mutual Fund - Page 36

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits


                         American Mutual Fund - Page 37
the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous


                         American Mutual Fund - Page 38
day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different


                         American Mutual Fund - Page 39
times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -- Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -- Requests must be signed by the registered shareholder(s).

     -- A signature guarantee is required if the redemption is:

        - Over $75,000;

        - Made payable to someone other than the registered shareholder(s); or


                         American Mutual Fund - Page 40

         - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -- You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     -- Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -- Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     --You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day


                         American Mutual Fund - Page 41
following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the


                         American Mutual Fund - Page 42
same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to


                         American Mutual Fund - Page 43
four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per


                         American Mutual Fund - Page 44
share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more investment dealers are in a position to obtain the best price and execution, preference may be given to dealers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the dealer's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider that the investment adviser has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $7,158,000, $8,095,000 and $8,729,000, respectively.


The fund is required to disclose information regarding investments in the securities of its "regular" investment-dealers (or parent companies of its regular investment-dealers) that derive more than 15% of their revenue from investment-dealer activities. A regular investment-dealer is: (1) one of the 10 investment-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 investment-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(3) one of the 10 investment-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of J.P. Morgan Chase & Co. in the amount of $302,637,000, Citigroup in the amount of $68,988,000, Bank of America Corp. in the amount of $64,371,000 and Wachovia


                         American Mutual Fund - Page 45

Corporation in the amount of $37,320,000 and debt securities of Bank of America Corp. in the amount of $22,987,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $6,978,000 for Class A shares and $230,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow


                         American Mutual Fund - Page 46
for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of


                         American Mutual Fund - Page 47
the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - OCTOBER 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.17
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $24.58



                         American Mutual Fund - Page 48




INVESTMENT PORTFOLIO, October 31, 2003


[pie chart]
                                                      Percent
                                                       of net
Industry diversification                               assets

Oil & gas                                               6.55 %
Pharmaceuticals                                         5.45
Electric utilities                                      5.44
Diversified telecommunication services                  5.33
Commercial banks                                        5.20
Other industries                                       58.64
Cash & equivalents                                     13.39

[end pie chart]

                                                      Percent
                                                       of net
Largest equity holdings                                assets

J.P. Morgan Chase                                       2.83 %
IBM                                                     2.08
General Motors                                          1.88
General Electric                                        1.63
Eli Lilly                                               1.61
Sprint - FON Group                                      1.56
FleetBoston Financial                                   1.45
Norfolk Southern                                        1.34
Magna International                                     1.29
Fannie Mae                                              1.24


                                                                                                Market
                                                                                                 value
Equity securities (common and convertible preferred stocks) - 79.75%       Shares                (000)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.24%
Schlumberger Ltd.                                                           550,000           $  25,833
OIL & GAS  -  6.55%
Ashland Inc.                                                              1,700,000              63,308
ChevronTexaco Corp.                                                       1,669,950             124,077
ConocoPhillips                                                            2,016,589             115,248
Devon Energy Corp.                                                        2,000,000              97,000
Exxon Mobil Corp.                                                         1,150,000              42,067
Marathon Oil Corp.                                                        3,950,000             116,801
Sunoco, Inc.                                                              1,370,000              59,951
Unocal Corp.                                                              2,580,400              81,747
                                                                                                726,032

MATERIALS
CHEMICALS  -  1.81%
Air Products and Chemicals, Inc.                                          1,350,000              61,303
Dow Chemical Co.                                                          1,600,000              60,304
PPG Industries, Inc.                                                        400,000              23,060
Praxair, Inc.                                                               700,000              48,706
CONTAINERS & PACKAGING  -  0.30%
Sonoco Products Co.                                                       1,500,000              31,905
PAPER & FOREST PRODUCTS  -  2.44%
Georgia-Pacific Corp., Georgia-Pacific Group                              1,900,000              49,932
International Paper Co.                                                   2,250,000              88,537
MeadWestvaco Corp.                                                        4,729,000             122,576
                                                                                                486,323

CAPITAL GOODS
AEROSPACE & DEFENSE  -  2.41%
Boeing Co.                                                                  650,000              25,018
General Dynamics Corp.                                                      450,000              37,665
Honeywell International Inc.                                              1,500,000              45,915
Northrop Grumman Corp.                                                      850,000              75,990
Raytheon Co.                                                              1,150,000              30,452
United Technologies Corp.                                                   500,000              42,345
CONSTRUCTION & ENGINEERING  -  0.57%
Fluor Corp.                                                               1,650,000              61,182
ELECTRICAL EQUIPMENT  -  0.61%
Emerson Electric Co.                                                      1,150,000              65,262
INDUSTRIAL CONGLOMERATES  -  2.08%
General Electric Co.                                                      6,000,000             174,060
Tyco International Ltd.                                                   2,300,000              48,024
MACHINERY  -  0.17%
Caterpillar Inc.                                                            250,000              18,320
                                                                                                624,233

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  1.25%
Pitney Bowes Inc.                                                         1,700,000              69,870
ServiceMaster Co.                                                         5,600,000              64,232
                                                                                                134,102

TRANSPORTATION
ROAD & RAIL  -  1.87%
Burlington Northern Santa Fe Corp.                                        1,200,000              34,728
Norfolk Southern Corp.                                                    7,131,600             143,702
Union Pacific Corp.                                                         350,000              21,910
                                                                                                200,340

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  2.07%
Delphi Corp.                                                              9,400,000              83,660
Magna International Inc., Class A                                         1,720,000             137,996
AUTOMOBILES  -  1.88%
General Motors Corp.                                                      4,714,800             201,181
                                                                                                422,837

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.46%
Leggett & Platt, Inc.                                                     2,350,000              49,091
TEXTILES, APPAREL & LUXURY GOODS  -  0.70%
NIKE, Inc., Class B                                                         400,000              25,560
VF Corp.                                                                  1,150,000              48,817
                                                                                                123,468

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  1.07%
Carnival Corp., units                                                     2,050,000              71,565
McDonald's Corp.                                                          1,700,000              42,517
                                                                                                114,082

MEDIA
MEDIA  -  0.46%
Dow Jones & Co., Inc.                                                       250,000              12,992
Knight-Ridder, Inc.                                                         500,000              36,660
                                                                                                 49,652

RETAILING
DISTRIBUTORS  -  0.45%
Genuine Parts Co.                                                         1,500,000              47,730
MULTILINE RETAIL  -  1.91%
J.C. Penney Co., Inc.                                                     2,150,000              50,847
May Department Stores Co.                                                 2,500,000              69,900
Target Corp.                                                              2,100,000              83,454
SPECIALTY RETAIL  -  1.43%
Gap, Inc.                                                                   800,000              15,264
Lowe's Companies, Inc.                                                      810,000              47,733
TJX Companies, Inc.                                                       4,300,000              90,257
                                                                                                405,185

FOOD & STAPLES RETAILING
FOOD & STAPLES RETAILING  -  1.27%
Albertson's, Inc.                                                         3,600,000              73,044
Walgreen Co.                                                              1,800,000              62,676
                                                                                                135,720

FOOD & BEVERAGE
BEVERAGES  -  0.41%
Coca-Cola Co.                                                               950,000              44,080
FOOD PRODUCTS  -  2.20%
ConAgra Foods, Inc.                                                       2,150,000              51,256
General Mills, Inc.                                                       1,345,000              60,323
H.J. Heinz Co.                                                            3,500,000             123,655
                                                                                                279,314

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.87%
Kimberly-Clark Corp.                                                      1,110,000              58,619
Procter & Gamble Co.                                                        350,000              34,401
PERSONAL PRODUCTS  -  0.74%
Avon Products, Inc.                                                       1,167,500              79,343
                                                                                                172,363

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.66%
Applera Corp. - Applied Biosystems Group                                  1,176,700              27,158
Becton, Dickinson and Co.                                                 1,200,000              43,872
HEALTH CARE PROVIDERS & SERVICES  -  0.60%
Aetna Inc.                                                                  195,000              11,195
CIGNA Corp.                                                                 925,000              52,771
                                                                                                134,996

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  5.45%
Abbott Laboratories                                                         975,000              41,554
Bristol-Myers Squibb Co.                                                  5,007,200             127,033
Eli Lilly and Co.                                                         2,580,000             171,880
Johnson & Johnson                                                         1,625,000              81,786
Merck & Co., Inc.                                                         1,050,000              46,462
Pfizer Inc                                                                2,878,100              90,948
Schering-Plough Corp.                                                     1,471,700              22,473
                                                                                                582,136

BANKS
COMMERCIAL BANKS  -  5.20%
Bank of America Corp.                                                       850,000              64,371
BANK ONE CORP.                                                              200,000               8,490
Comerica Inc.                                                             1,400,000              72,072
FleetBoston Financial Corp.                                               3,830,000             154,694
National City Corp.                                                       1,050,000              34,293
PNC Financial Services Group, Inc.                                        1,650,000              88,391
SunTrust Banks, Inc.                                                        200,000              13,414
Wachovia Corp.                                                              813,600              37,320
Wells Fargo & Co.                                                         1,468,750              82,720
THRIFTS & MORTGAGE FINANCE  -  2.88%
Fannie Mae                                                                1,850,000             132,627
Freddie Mac                                                               2,135,000             119,838
Washington Mutual, Inc.                                                   1,275,000              55,781
                                                                                                864,011

DIVERSIFIED FINANCIALS
CAPITAL MARKETS  -  3.21%
Bank of New York Co., Inc.                                                1,300,000              40,547
J.P. Morgan Chase & Co.                                                   8,430,000             302,637
CONSUMER FINANCE  -  0.37%
American Express Co.                                                        850,000              39,891
DIVERSIFIED FINANCIAL SERVICES  -  0.65%
Citigroup Inc.                                                            1,455,441              68,988
                                                                                                452,063

INSURANCE
INSURANCE  -  4.61%
Allstate Corp.                                                            1,400,000              55,300
American International Group, Inc.                                        1,710,600             104,056
Aon Corp.                                                                 2,250,000              49,275
Chubb Corp. 7.00% convertible preferred 2005                                400,000 units        11,100
Jefferson-Pilot Corp.                                                     2,150,000             102,641
Lincoln National Corp.                                                    1,167,900              46,634
UnumProvident Corp.                                                       7,550,000             123,594
                                                                                                492,600

REAL ESTATE
REAL ESTATE  -  0.48%
Equity Office Properties Trust                                              900,000              25,209
Equity Residential                                                          900,000              26,325
                                                                                                 51,534

SOFTWARE & SERVICES
IT SERVICES  -  1.31%
Automatic Data Processing, Inc.                                             800,000              30,192
Electronic Data Systems Corp.                                             4,106,000              88,074
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                   1,030,000 units        21,270
SOFTWARE  -  0.27%
Microsoft Corp.                                                           1,100,000              28,765
                                                                                                168,301

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  0.13%
Motorola, Inc.                                                            1,000,000              13,530
COMPUTERS & PERIPHERALS  -  3.30%
Hewlett-Packard Co.                                                       5,850,000             130,514
International Business Machines Corp.                                     2,485,000             222,358
                                                                                                366,402

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  2.29%
Intel Corp.                                                                 900,000              29,745
Linear Technology Corp.                                                     750,000              31,958
Microchip Technology Inc.                                                 3,600,000             117,756
Texas Instruments Inc.                                                    2,250,000              65,070
                                                                                                244,529

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.86%
ALLTEL Corp.                                                              1,609,600              76,086
ALLTEL Corp. 7.75% 2005                                                     500,000 units        24,500
AT&T Corp.                                                                6,184,600             114,972
BellSouth Corp.                                                           1,450,000              38,150
SBC Communications Inc.                                                   1,700,000              40,766
Sprint Corp. - FON Group                                                 10,407,000             166,512
Verizon Communications Inc.                                               1,750,000              58,800
                                                                                                519,786

UTILITIES
ELECTRIC UTILITIES  -  5.34%
Ameren Corp.                                                                300,000              13,395
Ameren Corp. 9.75% ACES convertible preferred 2005                        1,200,000 units        34,440
American Electric Power Co., Inc.                                         3,700,000             104,303
Dominion Resources, Inc.                                                    650,000              40,040
Exelon Corp.                                                                500,000              31,725
FPL Group, Inc.                                                             500,000              31,870
Progress Energy, Inc.                                                     1,650,000              71,115
Southern Co.                                                              2,200,000              65,560
TECO Energy, Inc.                                                         5,500,000              72,215
TXU Corp.                                                                 1,100,000              25,102
Xcel Energy Inc.                                                          4,945,000              81,098
MULTI-UTILITIES & UNREGULATED POWER  -  1.26%
Duke Energy Corp.                                                         4,800,000              87,120
Questar Corp.                                                             1,500,000              47,625
                                                                                                705,608

MISCELLANEOUS
MISCELLANEOUS  -  0.66%
Other equity securities in initial period of acquisition                                         70,245


TOTAL EQUITY SECURITIES (cost: $7,480,993,000)                                                8,525,862



                                                                          Principal             Market
                                                                            amount               value
Bonds and notes - 6.86%                                                     (000)                (000)

TECHNOLOGY HARDWARE & EQUIPMENT  -  0.25%
Motorola, Inc. 6.75% 2006                                                   $25,000           $  26,942

TELECOMMUNICATION SERVICES  -  0.47%
AT&T Corp. 7.00% 2006 (1)                                                    45,000              49,875

UTILITIES  -  0.10%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                   9,960              10,641

AGENCY PASS THROUGH SECURITIES  -  0.14%
Fannie Mae 6.00% 2017 (2)                                                    14,011              14,609

U.S. TREASURY NOTES & BONDS  -  1.19%
3.875% January 2009  (3)                                                    112,547             127,350

U.S. AGENCY SECURITIES, NON PASS-THROUGH  -  4.71%
Fannie Mae:
!4.75% 2004                                                                 300,000             304,128
!6.00% 2005                                                                 160,000             172,629
!5.00% 2007                                                                  25,000              26,657
                                                                                                503,414


TOTAL BONDS AND NOTES (cost: $696,038,000)                                                      732,831



                                                                          Principal             Market
                                                                            amount               value
Short-term securities - 12.88%                                              (000)                (000)

CORPORATE SHORT-TERM NOTES  -  9.38%
American Express Credit Corp. 1.03% - 1.05% due 12/3/2003-1/21/2004         $50,000           $  49,916
Bank of America Corp. 1.04% due 11/19/2003                                   23,000              22,987
BellSouth Corp. 1.00% due 11/12/2003 (4)                                     40,000              39,987
Citicorp 1.03% - 1.06% due 11/4-12/8/2003                                   100,000              99,945
Clorox Co. 1.01% due 12/9/2003                                               25,000              24,973
Coca-Cola Co. 1.03% due 1/20/2004                                            26,400              26,339
E.I. DuPont de Nemours & Co. 1.03% - 1.05% due 11/7/2003-1/20/2004          100,000              99,900
Eli Lilly and Co. 0.98% due 11/12/2003                                       25,000              24,992
Household Finance Corp. 1.06% due 11/24/2003                                 50,000              49,964
Johnson & Johnson 1.00% - 1.02% due 11/14/2003-1/12/2004 (4)                 35,000              34,950
Merck & Co. Inc. 1.01% - 1.03% due 11/17-12/31/2003                         100,000              99,897
Minnesota Mining and Manufacturing Co. 1.00% due 11/26/2003                  25,000              24,982
Pfizer Inc 1.02% due 11/18-12/23/2003 (4)                                   101,500             101,397
Procter & Gamble Co. 1.00% - 1.03% due 11/14-12/12/2003 (4)                 119,500             119,417
Target Corp. 1.00% - 1.01% due 11/10-11/24/2003                              30,000              29,987
United Parcel Service Inc. 0.89% due 12/10/2003                              48,600              48,552
Wal-Mart Stores Inc. 1.00% - 1.01% due 11/3-12/5/2003 (4)                   105,000             104,924


U.S. TREASURIES  -  2.98%
U.S. Treasury Bills 0.85% - 1.00% due 11/6/2003-4/15/2004                   319,400             318,972


FEDERAL AGENCY DISCOUNT NOTES  -  0.52%
Federal Farm Credit Banks 0.99% due 12/30/2003-1/26/2004                     55,500              55,381


TOTAL SHORT-TERM SECURITIES (cost: $1,377,443,000)                                            1,377,462


TOTAL INVESTMENT SECURITIES (cost: $9,554,474,000)                                           10,636,155
Other assets less liabilities                                                                    55,018

NET ASSETS                                                                                  $10,691,173



(1)  Coupon rate may change periodically.
(2) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements



Equity securities appearing in the portfolio since April 30, 2003
BellSouth
Carnival
Delphi
FPL Group
Freddie Mac
General Dynamics
Magna International
Microchip Technology
PNC Financial Services Group
PPG Industries
Procter & Gamble
UnumProvident


Equity securities eliminated from the portfolio since April 30, 2003
CSX
Dana
Goodyear Tire & Rubber
Harris
HSBC Holdings
Interpublic Group of Companies
Kerr-McGee
Lockheed Martin


FINANCIAL STATEMENTS

Statement of assets and liabilities
at October 31, 2003
(dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $9,554,474)                                              $10,636,155
 Cash                                                                      68
 Receivables for:
  Sales of investments                               $33,549
  Sales of fund's shares                              26,730
  Dividends and interest                              25,655           85,934
                                                                   10,722,157
Liabilities:
 Payables for:
  Purchases of investments                            16,483
  Repurchases of fund's shares                         6,828
  Investment advisory services                         2,458
  Services provided by affiliates                      4,057
  Deferred Directors' compensation                     1,138
  Other fees and expenses                                 20           30,984
Net assets at October 31, 2003                                    $10,691,173

Net assets consist of:
 Capital paid in on shares of capital stock                        $9,553,973
 Undistributed net investment income                                   22,508
 Undistributed net realized gain                                       33,011
 Net unrealized appreciation                                        1,081,681
Net assets at October 31, 2003                                    $10,691,173



Total authorized capital stock - 750,000 shares, $0.001 par value

                                          Shares            Net asset
                         Net assets    outstanding     value per share (1)

Class A                   $9,716,257      419,421           $23.17
Class B                      314,845       13,666            23.04
Class C                      267,009       11,606            23.01
Class F                      172,545        7,463            23.12
Class 529-A                   51,371        2,219            23.15
Class 529-B                   13,900          602            23.09
Class 529-C                   16,476          713            23.09
Class 529-E                    3,017          131            23.10
Class 529-F                      684           29            23.16
Class R-1                      3,896          169            23.06
Class R-2                     32,295        1,401            23.05
Class R-3                     31,665        1,371            23.09
Class R-4                     15,550          672            23.14
Class R-5                     51,663        2,230            23.17


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $24.58 and $24.56, respectively.


See Notes to Financial Statements

Statement of operations

for the year ended October 31, 2003                       (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $331)                            $220,169
  Interest                                            47,397         $267,566

 Fees and expenses:
  Investment advisory services                        25,924
  Distribution services                               23,832
  Transfer agent services                              7,208
  Administrative services                                859
  Reports to shareholders                                283
  Registration statement and prospectus                  380
  Postage, stationery and supplies                       863
  Directors' compensation                                381
  Auditing and legal                                      93
  Custodian                                              143
  State and local taxes                                   90
  Other                                                   68
  Total expenses before reimbursement                 60,124
   Reimbursement of expenses                              68           60,056
 Net investment income                                                207,510

Net realized gain and unrealized
 appreciation on investments:
 Net realized gain on investments                                      58,818
 Net unrealized appreciation on investments                         1,374,180
   Net realized gain and
    unrealized appreciation
    on investments                                                  1,432,998
Net increase in net assets resulting
 from operations                                                   $1,640,508



See Notes to Financial Statements





Statement of changes in net assets                       (dollars in thousands)

                                                       Year ended October 31
                                                       2003             2002
Operations:
 Net investment income                              $207,510         $191,688
 Net realized gain on investments                     58,818          141,613
 Net unrealized appreciation (depreciation)
  on investments                                   1,374,180       (1,129,159)
  Net increase (decrease) in net assets
   resulting from operations                       1,640,508         (795,858)

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income               (219,640)        (219,240)
 Distributions from net realized gain
  on investments                                    (126,094)        (238,166)
   Total dividends and distributions paid
    to shareholders                                 (345,734)        (457,406)

Capital share transactions                         1,221,104          931,720

Total increase (decrease) in net assets            2,515,878         (321,544)

Net assets:
 Beginning of year                                 8,175,295        8,496,839
 End of year (including undistributed
  net investment income: $22,508 and $34,615,
  respectively)                                  $10,691,173       $8,175,295


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
                             Initial         Contingent deferred sales
  Share class              sales charge      charge upon redemption              Conversion feature
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%       None (except 1% for certain        None
                                              redemptions within one year of
                                              purchase without an initial
                                              sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B       None              Declines from 5% to zero for       Classes B and 529-B
                                              redemptions within six years       convert to classes A
                                              of purchase                        and 529-A, respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                   None              1% for redemptions within          Class C converts to
                                              one year of purchase               Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C               None              1% for redemptions within          None
                                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E               None              None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F       None              None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes R-1, R-2, R-3,    None              None                               None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of October 31, 2003, the cost of investment securities for federal income tax purposes was $9,561,853,000.

During the year ended October 31, 2003, the fund reclassified $1,190,000 from undistributed net realized gains to additional paid-in capital and $23,000 from undistributed net investment income to undistributed net realized gains to align financial reporting with tax reporting.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income                                     $23,647
Undistributed long-term capital gains                                    41,135
Gross unrealized appreciation on investment securities                1,504,592
Gross unrealized depreciation on investment securities                (430,290)


The tax character of distributions paid to shareholders was as follows (dollars in thousands):

[begin table]
                                                                       Total
                                                     Long-term     distributions
Share class                Ordinary income         capital gains      paid

YEAR ENDED
OCTOBER 31, 2003

Class A                          $ 207,630           $ 119,662      $ 327,292
Class B                              3,782               2,525          6,307
Class C                              2,785               1,735          4,520
Class F                              2,439                 914          3,353
Class 529-A                            808                 329          1,137
Class 529-B                            136                  84            220
Class 529-C                            158                  96            254
Class 529-E                             38                  14             52
Class 529-F                              7                   1              8
Class R-1                               25                   3             28
Class R-2                              247                  52            299
Class R-3                              293                  43            336
Class R-4                              101                   4            105
Class R-5                            1,191                 632          1,823
Total                            $ 219,640           $ 126,094      $ 345,734


                                                                       Total
                                                   Long-term       distributions
Share class (1)            Ordinary income       capital gains         paid

YEAR ENDED
OCTOBER 31, 2002

Class A                          $ 214,554           $ 234,944     $ 449,498
Class B                              2,023               1,867         3,890
Class C                              1,216                 949         2,165
Class F                                786                 406         1,192
Class 529-A                            190                   -           190
Class 529-B                             33                   -            33
Class 529-C                             40                   -            40
Class 529-E                              6                   -             6
Class 529-F                             -*                   -            -*
Class R-1                               -*                   -            -*
Class R-2                                6                   -             6
Class R-3                                6                   -             6
Class R-4                               -*                   -            -*
Class R-5                              380                   -           380
Total                            $ 219,240           $ 238,166     $ 457,406

[end table

* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.240% on such assets in excess of $8 billion. For periods subsequent to October 31, 2003, a new rate of 0.230% will be added to the series on such assets in excess of $13 billion. For the year ended October 31, 2003, the investment advisory services fee was $25,924,000, which was equivalent to an annualized rate of 0.284% of average month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         -----------------------------------------------------------------------
         Share class                Currently approved limits     Plan limits
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class A                              0.25%                  0.25%
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class 529-A                           0.25                   0.50
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes B and 529-B                   1.00                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes C, 529-C and R-1              1.00                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class R-2                             0.75                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes 529-E and R-3                 0.50                   0.75
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes F, 529-F and R-4              0.25                   0.50
         -----------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended October 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                  Administrative services
                                                  -------------------------------------------------------------
                                                                                             Commonwealth of
                                                         CRMC                                    Virginia
   Share class     Distribution    Transfer agent   administrative      Transfer agent       administrative
                     services         services         services            services             services
---------------------------------------------------------------------------------------------------------------
    Class A         $19,215           $6,978        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          2,229             230          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,686                               $253                 $50            Not applicable
                                     Included
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           261            Included             157                 21             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          32            Included             50                   4                  $34
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          90            Included             13                   5                   9
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         104            Included             16                   5                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          9             Included              3                  -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           14            Included              2                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          109            Included             22                  97             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           69            Included             21                  26             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           13            Included              8                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             45                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $23,832           $7,208             $590                $214                 $55
----------------===============================================================================================
* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $183,000 in current fees (either paid in cash or deferred) and a net increase of $198,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                               Reinvestments
                                                                of dividends
                                         Sales(1)            and distributions            Repurchases(1)         Net increase
Share class                          Amount     Shares        Amount    Shares      Amount        Shares       Amount     Shares
Year ended October 31, 2003
Class A                          $1,409,403     66,442     $ 299,136    14,284      $ (970,485)  (46,474)   $ 738,054     34,252
Class B                             144,921      6,868         6,063       290         (25,604)   (1,231)     125,380      5,927
Class C                             156,020      7,345         4,306       205         (26,105)   (1,253)     134,221      6,297
Class F                             128,330      6,048         3,041       143         (30,043)   (1,418)     101,328      4,773
Class 529-A                          27,278      1,286         1,137        54          (1,654)      (78)      26,761      1,262
Class 529-B                           7,597        360           220        10            (296)      (14)       7,521        356
Class 529-C                           9,213        435           255        12            (453)      (22)       9,015        425
Class 529-E                           1,967         94            52         2             (98)       (4)       1,921         92
Class 529-F                             611         28             7        -*              (4)       -*          614         28
Class R-1                             4,054        187            28         1            (575)      (25)       3,507        163
Class R-2                            30,736      1,453           299        14          (4,041)     (191)      26,994      1,276
Class R-3                            31,866      1,504           334        15          (4,763)     (223)      27,437      1,296
Class R-4                            15,321        700           105         5            (955)      (44)      14,471        661
Class R-5                             6,922        329           955        46          (3,997)     (190)       3,880        185
Total net increase
   (decrease)                    $1,974,239     93,079     $ 315,938    15,081    $ (1,069,073)  (51,167)  $1,221,104     56,993

Year ended October 31, 2002(2)
Class A                          $1,319,714     57,361     $ 407,040    17,365    $ (1,147,364)  (51,276)   $ 579,390     23,450
Class B                             138,423      6,009         3,709       161         (20,602)     (961)     121,530      5,209
Class C                             110,530      4,824         2,023        89         (17,033)     (794)      95,520      4,119
Class F                              59,909      2,642         1,070        47         (11,511)     (526)      49,468      2,163
Class 529-A                          22,249        966           190         9            (372)      (18)      22,067        957
Class 529-B                           5,709        251            33         2            (141)       (7)       5,601        246
Class 529-C                           6,709        292            40         2            (127)       (6)       6,622        288
Class 529-E                             871         40             6        -*             (18)       (1)         859         39
Class 529-F                              11          1            -*        -*               -         -           11          1
Class R-1                               176          9            -*        -*             (50)       (3)         126          6
Class R-2                             2,574        129             6        -*             (81)       (4)       2,499        125
Class R-3                             1,755         86             5        -*            (209)      (11)       1,551         75
Class R-4                               386         21            -*        -*            (178)      (10)         208         11
Class R-5                            48,038      2,127           204        10          (1,974)      (92)      46,268      2,045
Total net increase
   (decrease)                    $1,717,054     74,758     $ 414,326    17,685    $ (1,199,660)  (53,709)   $ 931,720     38,734


* Amount less than one thousand.

(1)  Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of October 31, 2003, the total value of restricted securities was $400,675,000, which represented 3.75% of the net assets of the fund.


6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,491,831,000 and $1,889,653,000, respectively, during the year ended October 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended October 31, 2003, the custodian fee of $143,000 included $11,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                     Income (loss) from investment operations(2)

                                             Net asset                 Net gains(losses)
                                               value,       Net         on securities        Total from
                                             beginning   investment     (both realized       investment
                                             of period     income       and unrealized)      operations

CLASS A:
 Year ended 10/31/2003                         $20.20      $.49            $3.31               $3.80
 Year ended 10/31/2002                          23.22       .49            (2.29)              (1.80)
 Year ended 10/31/2001                          24.36       .65              .19                 .84
 Year ended 10/31/2000                          30.09       .80             (.74)                .06
 Year ended 10/31/1999                          31.18       .82             1.78                2.60
CLASS B:
 Year ended 10/31/2003                          20.11       .32             3.28                3.60
 Year ended 10/31/2002                          23.13       .32            (2.28)              (1.96)
 Year ended 10/31/2001                          24.30       .44              .21                 .65
 Period from 3/15/2000 to 10/31/2000            21.78       .37             2.46                2.83
CLASS C:
 Year ended 10/31/2003                          20.09       .30             3.28                3.58
 Year ended 10/31/2002                          23.12       .30            (2.28)              (1.98)
 Period from 3/15/2001 to 10/31/2001            23.48       .24             (.35)               (.11)
CLASS F:
 Year ended 10/31/2003                          20.17       .46             3.30                3.76
 Year ended 10/31/2002                          23.20       .47            (2.30)              (1.83)
 Period from 3/15/2001 to 10/31/2001            23.54       .34             (.35)               (.01)
CLASS 529-A:
 Year ended 10/31/2003                          20.20       .47             3.31                3.78
 Period from 2/19/2002 to 10/31/2002            23.31       .34            (3.07)              (2.73)
CLASS 529-B:
 Year ended 10/31/2003                          20.16       .27             3.30                3.57
 Period from 2/19/2002 to 10/31/2002            23.31       .20            (3.06)              (2.86)
CLASS 529-C:
 Year ended 10/31/2003                          20.16       .27             3.30                3.57
 Period from 2/20/2002 to 10/31/2002            23.54       .21            (3.30)              (3.09)
CLASS 529-E:
 Year ended 10/31/2003                          20.16       .38             3.30                3.68
 Period from 3/7/2002 to 10/31/2002             24.93       .27            (4.67)              (4.40)
CLASS 529-F:
 Year ended 10/31/2003                          20.22       .43             3.32                3.75
 Period from 9/17/2002 to 10/31/2002            20.63       .05             (.34)               (.29)
CLASS R-1:
 Year ended 10/31/2003                          20.17       .26             3.33                3.59
 Period from 6/11/2002 to 10/31/2002            23.56       .12            (3.29)              (3.17)
CLASS R-2:
 Year ended 10/31/2003                          20.17       .29             3.28                3.57
 Period from 5/31/2002 to 10/31/2002            24.35       .14            (4.10)              (3.96)
CLASS R-3:
 Year ended 10/31/2003                          20.18       .37             3.30                3.67
 Period from 6/6/2002 to 10/31/2002             23.70       .17            (3.44)              (3.27)
CLASS R-4:
 Year ended 10/31/2003                          20.19       .44             3.32                3.76
 Period from 6/27/2002 to 10/31/2002            22.95       .17            (2.79)              (2.62)
CLASS R-5:
 Year ended 10/31/2003                          20.21       .54             3.29                3.83
 Period from 5/15/2002 to 10/31/2002            24.66       .26            (4.43)              (4.17)


                                               Dividends and distributions
                                        Dividends
                                       (from net   Distributions       Total          Net asset
                                       investment  (from capital   dividends and      value, end       Total
                                         income)      gains)        distributions     of period       return(3)

CLASS A:
 Year ended 10/31/2003                  $(.52)       $(.31)            $(.83)           $23.17         19.31%
 Year ended 10/31/2002                   (.57)        (.65)            (1.22)            20.20         (8.42)
 Year ended 10/31/2001                   (.72)       (1.26)            (1.98)            23.22          3.71
 Year ended 10/31/2000                   (.74)       (5.05)            (5.79)            24.36          1.21
 Year ended 10/31/1999                   (.76)       (2.93)            (3.69)            30.09          9.00
CLASS B:
 Year ended 10/31/2003                   (.36)       (.31)              (.67)            23.04         18.32
 Year ended 10/31/2002                   (.41)       (.65)             (1.06)            20.11         (9.11)
 Year ended 10/31/2001                   (.56)      (1.26)             (1.82)            23.13          2.88
 Period from 3/15/2000 to 10/31/2000     (.31)         -                (.31)            24.30         13.07
CLASS C:
 Year ended 10/31/2003                   (.35)       (.31)              (.66)            23.01         18.23
 Year ended 10/31/2002                   (.40)       (.65)             (1.05)            20.09         (9.20)
 Period from 3/15/2001 to 10/31/2001     (.25)         -                (.25)            23.12          (.48)
CLASS F:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.12         19.14
 Year ended 10/31/2002                   (.55)       (.65)             (1.20)            20.17         (8.57)
 Period from 3/15/2001 to 10/31/2001     (.33)         -                (.33)            23.20          (.05)
CLASS 529-A:
 Year ended 10/31/2003                   (.52)       (.31)              (.83)            23.15         19.19
 Period from 2/19/2002 to 10/31/2002     (.38)         -                (.38)            20.20        (11.88)
CLASS 529-B:
 Year ended 10/31/2003                   (.33)       (.31)              (.64)            23.09         18.07
 Period from 2/19/2002 to 10/31/2002     (.29)         -                (.29)            20.16        (12.40)
CLASS 529-C:
 Year ended 10/31/2003                   (.33)       (.31)              (.64)            23.09         18.09
 Period from 2/20/2002 to 10/31/2002     (.29)         -                (.29)            20.16        (13.25)
CLASS 529-E:
 Year ended 10/31/2003                   (.43)       (.31)              (.74)            23.10         18.72
 Period from 3/7/2002 to 10/31/2002      (.37)         -                (.37)            20.16        (17.78)
CLASS 529-F:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.16         19.03
 Period from 9/17/2002 to 10/31/2002     (.12)         -                (.12)            20.22         (1.42)
CLASS R-1:
 Year ended 10/31/2003                   (.39)       (.31)              (.70)            23.06         18.19
 Period from 6/11/2002 to 10/31/2002     (.22)         -                (.22)            20.17        (13.50)
CLASS R-2:
 Year ended 10/31/2003                   (.38)       (.31)              (.69)            23.05         18.10
 Period from 5/31/2002 to 10/31/2002     (.22)         -                (.22)            20.17        (16.31)
CLASS R-3:
 Year ended 10/31/2003                   (.45)       (.31)              (.76)            23.09         18.64
 Period from 6/6/2002 to 10/31/2002      (.25)         -                (.25)            20.18        (13.87)
CLASS R-4:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.14         19.14
 Period from 6/27/2002 to 10/31/2002     (.14)         -                (.14)            20.19        (11.43)
CLASS R-5:
 Year ended 10/31/2003                   (.56)       (.31)              (.87)            23.17         19.50
 Period from 5/15/2002 to 10/31/2002     (.28)         -                (.28)            20.21        (16.98)

                                                         Ratio of     Ratio of
                                        Net assets,      expenses     net income
                                       end of period     to average   to average
                                       (in millions)     net assets   net assets

CLASS A:
 Year ended 10/31/2003                    $9,716          .62%          2.32%
 Year ended 10/31/2002                     7,782          .60           2.15
 Year ended 10/31/2001                     8,399          .59           2.68
 Year ended 10/31/2000                     8,343          .59           3.29
 Year ended 10/31/1999                    10,421          .57           2.67
CLASS B:
 Year ended 10/31/2003                       315         1.41           1.49
 Year ended 10/31/2002                       156         1.40           1.40
 Year ended 10/31/2001                        59         1.38           1.80
 Period from 3/15/2000 to 10/31/2000          10         1.38 (5)       2.33 (5)
CLASS C:
 Year ended 10/31/2003                       267         1.49           1.39
 Year ended 10/31/2002                       107         1.48           1.34
 Period from 3/15/2001 to 10/31/2001          28         1.48 (5)       1.64 (5)
CLASS F:
 Year ended 10/31/2003                       172          .72           2.14
 Year ended 10/31/2002                        54          .75           2.08
 Period from 3/15/2001 to 10/31/2001          12          .76 (5)       2.30 (5)
CLASS 529-A:
 Year ended 10/31/2003                        51          .67           2.22
 Period from 2/19/2002 to 10/31/2002          19          .70 (5)       2.25 (5)
CLASS 529-B:
 Year ended 10/31/2003                        14         1.61           1.27
 Period from 2/19/2002 to 10/31/2002           5         1.60 (5)       1.36 (5)
CLASS 529-C:
 Year ended 10/31/2003                        16         1.60           1.28
 Period from 2/20/2002 to 10/31/2002           6         1.59 (5)       1.38 (5)
CLASS 529-E:
 Year ended 10/31/2003                         3         1.07           1.80
 Period from 3/7/2002 to 10/31/2002            1         1.05 (5)       1.95 (5)
CLASS 529-F:
 Year ended 10/31/2003                         1          .82           1.99
 Period from 9/17/2002 to 10/31/2002           -  (4)     .09            .26
CLASS R-1:
 Year ended 10/31/2003                         4         1.50 (6)       1.18
 Period from 6/11/2002 to 10/31/2002           -  (4)     .58 (6)        .60
CLASS R-2:
 Year ended 10/31/2003                        32         1.47 (6)       1.35
 Period from 5/31/2002 to 10/31/2002           3          .61 (6)        .67
CLASS R-3:
 Year ended 10/31/2003                        32         1.08 (6)       1.72
 Period from 6/6/2002 to 10/31/2002            2          .43 (6)        .83
CLASS R-4:
 Year ended 10/31/2003                        16          .72 (6)       2.03
 Period from 6/27/2002 to 10/31/2002           -  (4)     .25 (6)        .84
CLASS R-5:
 Year ended 10/31/2003                        52          .41           2.53
 Period from 5/15/2002 to 10/31/2002          41          .18           1.22


                                                 Year ended October 31
                                      2003     2002     2001     2000     1999

Portfolio turnover rate
   for all classes of shares           24%      31%      45%      29%       42%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Amount less than 1 million.
(5)  Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.65%, 1.86%, 1.14% and .73% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended October 31, 2003, and 1.24%, .75%, .53% and .53% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended October 31, 2002.


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc. (the "Fund"), including the investment portfolio, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Los Angeles, California
December 11, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

During the fiscal year ended October 31, 2003, the fund paid a long-term capital gain distribution of $126,094,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, 90% of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 3% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/




American Mutual Fund/(R)/




RETIREMENT PLAN
 PROSPECTUS





 January 1, 2004









TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16    Individual Retirement Account (IRA) rollovers
16    Plans of distribution
17    Distributions and taxes
18    Financial highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management Company, the fund's investment adviser.


Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                              American Mutual Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows the fund's investment results for each of the past 10 calendar years. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)
[begin bar chart]
1993   14.28%
1994    0.33
1995   31.38
1996   16.22
1997   26.39
1998   14.76
1999   -0.12
2000    9.12
2001    6.67
2002  -12.18
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST          12.44%  (quarter ended December 31, 1998)
LOWEST          -15.73%  (quarter ended September 30, 2002)


The fund's cumulative total return for the nine months ended September 30, 2003, was 11.19%.



                                     2
American Mutual Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 5.75%. This sales charge is reduced or eliminated for purchases of $25,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.



 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50    -17.23%     2.01%     9.35%        12.27%
 S&P 500/2/                       -22.09     -0.58      9.34         11.76
 Lipper Multi-Cap Value Funds     -17.61      0.64      8.99           N/A
Index/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at October 31, 2003: 1.77%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

                                              American Mutual Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $25,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.28%   0.28 %   0.28 %   0.28 %   0.28 %    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.23    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/          0.11    0.37     0.83     0.36     0.20      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.62    1.65     1.86     1.14     0.73      0.41
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement      none    0.15/3/  0.39/3/  0.06/3/  0.01/3/   none
-------------------------------------------------------------------------------
 Net expenses               0.62    1.50     1.47     1.08     0.72      0.41
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services.



                                     4
American Mutual Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $635    $762     $901      $1,305
--------------------------------------------------------------------
 Class R-1/2/                     153     474      818       1,791
--------------------------------------------------------------------
 Class R-2/2/                     150     465      803       1,757
--------------------------------------------------------------------
 Class R-3/2/                     110     343      595       1,317
--------------------------------------------------------------------
 Class R-4/2/                      74     230      401         894
--------------------------------------------------------------------
 Class R-5                         42     132      230         518
--------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.

                                              American Mutual Fund / Prospectus

Investment objective, strategies and risks

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in companies domiciled in Canada or that are part of the Standard & Poor's 500 Composite Index. The fund may also invest in debt securities.

The fund's equity investments are limited to securities of companies that are included on its eligible list. The list consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's growth objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.




                                     6
American Mutual Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD     -12.18%       3.22%      10.00%          12.39%
2/21/50
 S&P 500/2/                -22.09       -0.58        9.34           11.76
 Lipper Multi-Cap Value    -17.61        0.64        8.99             N/A
Funds Index/3/
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2002: 2.52%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.
4 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions are added back to the net asset value to determine the rate.

                                              American Mutual Fund / Prospectus

[begin pie chart]
INDUSTRY DIVERSIFICATION AS OF OCTOBER 31, 2003
Oil & gas 6.55%
Pharmaceuticals 5.45
Electric utilities 5.44
Diversified telecommunication services 5.33
Commercial banks 5.20
Other industries 58.64
Cash & equivalents 13.39
[end pie chart]




 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2003
                                                  PERCENT OF NET ASSETS
 J.P. Morgan Chase                                        2.83%
------------------------------------------------------------------------
 IBM                                                      2.08
------------------------------------------------------------------------
 General Motors                                           1.88
------------------------------------------------------------------------
 General Electric                                         1.63
------------------------------------------------------------------------
 Eli Lilly                                                1.61
------------------------------------------------------------------------
 Sprint - Fon Group                                       1.56
------------------------------------------------------------------------
 FleetBoston Financial                                    1.45
------------------------------------------------------------------------
 Norfolk Southern                                         1.34
------------------------------------------------------------------------
 Magna International                                      1.29
------------------------------------------------------------------------
 Fannie Mae                                               1.24





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.



                                     8
American Mutual Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

                                              American Mutual Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are:



 PORTFOLIO COUNSELOR/ FUND      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                      34 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Director
                                                          Investment professional for 41 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                  16 years            Senior Vice President and Director, Capital
 President and Director         (plus 11 years prior      Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 32 years in total;
                                                          28 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                        4 years             Senior Vice President, Capital Research Company
 Vice President                 (plus 8 years prior
                              experience as a research    Investment professional for 18 years in total;
                             professional for the fund)   13 years with Capital Research and Management
                                                          Company or affiliate

-----------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                       4 years             Vice President, Capital Research and Management
 Vice President                 (plus 7 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 14 years in total;
                                                          12 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  18 years            Chairman of the Board and Director, Capital
                                (plus 7 years prior       Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 39 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------







                                     10
American Mutual Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                              American Mutual Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     12
American Mutual Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

                                              American Mutual Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).



                                     14
American Mutual Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                              American Mutual Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     16
American Mutual Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                              American Mutual Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                  $20.20        $.49          $ 3.31          $ 3.80
Year ended 10/31/2002                   23.22         .49           (2.29)          (1.80)
Year ended 10/31/2001                   24.36         .65             .19             .84
Year ended 10/31/2000                   30.09         .80            (.74)            .06
Year ended 10/31/1999                   31.18         .82            1.78            2.60
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2003                   20.17         .26            3.33            3.59
Period from 6/11/2002 to 10/31/2002     23.56         .12           (3.29)          (3.17)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2003                   20.17         .29            3.28            3.57
Period from 5/31/2002 to 10/31/2002     24.35         .14           (4.10)          (3.96)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2003                   20.18         .37            3.30            3.67
Period from 6/6/2002 to 10/31/2002      23.70         .17           (3.44)          (3.27)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2003                  $20.19        $.44          $ 3.32          $ 3.76
Period from 6/27/2002 to 10/31/2002     22.95         .17           (2.79)          (2.62)
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                  20.21         .54            3.29            3.83
 Period from 5/15/2002 to 10/31/2002    24.66         .26           (4.43)          (4.17)
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                                 Net assets,
                                      (from net   Distributions     dividends      Net asset                  end of
                                      investment      (from            and       value, end of    Total       period
                                       income)    capital gains)  distributions     period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                   $(.52)       $ (.31)         $ (.83)        $23.17        19.31%      $ 9,716
Year ended 10/31/2002                    (.57)         (.65)          (1.22)         20.20        (8.42)        7,782
Year ended 10/31/2001                    (.72)        (1.26)          (1.98)         23.22         3.71         8,399
Year ended 10/31/2000                    (.74)        (5.05)          (5.79)         24.36         1.21         8,343
Year ended 10/31/1999                    (.76)        (2.93)          (3.69)         30.09         9.00        10,421
--------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2003                    (.39)         (.31)           (.70)         23.06        18.19             4
Period from 6/11/2002 to 10/31/2002      (.22)           --            (.22)         20.17       (13.50)        --/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2003                    (.38)         (.31)           (.69)         23.05        18.10            32
Period from 5/31/2002 to 10/31/2002      (.22)           --            (.22)         20.17       (16.31)            3
--------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2003                    (.45)         (.31)           (.76)         23.09        18.64            32
Period from 6/6/2002 to 10/31/2002       (.25)           --            (.25)         20.18       (13.87)            2
--------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2003                   $(.50)       $ (.31)         $ (.81)        $23.14        19.14%      $    16
Period from 6/27/2002 to 10/31/2002      (.14)           --            (.14)         20.19       (11.43)        --/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                   (.56)         (.31)           (.87)         23.17        19.50            52
 Period from 5/15/2002 to 10/31/2002     (.28)           --            (.28)         20.21       (16.98)           41



                                       Ratio of    Ratio of net
                                       expenses       income
                                      to average    to average
                                      net assets    net assets
----------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                   .62 %         2.32%
Year ended 10/31/2002                   .60           2.15
Year ended 10/31/2001                   .59           2.68
Year ended 10/31/2000                   .59           3.29
Year ended 10/31/1999                   .57           2.67
----------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2003                  1.50/5/        1.18
Period from 6/11/2002 to 10/31/2002     .58/5/         .60
----------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2003                  1.47/5/        1.35
Period from 5/31/2002 to 10/31/2002     .61/5/         .67
----------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2003                  1.08/5/        1.72
Period from 6/6/2002 to 10/31/2002      .43/5/         .83
----------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2003                   .72 %/5/      2.03%
Period from 6/27/2002 to 10/31/2002     .25/5/         .84
----------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                  .41           2.53
 Period from 5/15/2002 to 10/31/2002    .18           1.22

American Mutual Fund / Prospectus

                                          YEAR ENDED OCTOBER 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       24%         31%         45%         29%          42%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges.
4 Amount less than $1 million.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.65%, 1.86%, 1.14% and .73% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended October 31, 2003, and 1.24%, .75%, .53% and .53% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended October 31, 2002.
                                              American Mutual Fund / Prospectus

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.


[logo - recycle bug]






Printed on recycled paper                   Investment Company File No. 811-572
RPGEPR-903-0104 Litho in USA CGD/MC/8028
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/




American Mutual Fund/(R)/



 RETIREMENT PLAN
 PROSPECTUS





 January 1, 2004










TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16    Individual Retirement Account (IRA) rollovers
16    Plans of distribution
17    Distributions and taxes
18    Financial highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management Company, the fund's investment adviser.


Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                              American Mutual Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows the fund's investment results for each of the past 10 calendar years. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)
[begin bar chart]
1993   14.28%
1994    0.33
1995   31.38
1996   16.22
1997   26.39
1998   14.76
1999   -0.12
2000    9.12
2001    6.67
2002  -12.18
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST             12.44%  (quarter ended December 31, 1998)
LOWEST             -15.73%  (quarter ended September 30, 2002)


The fund's cumulative total return for the nine months ended September 30, 2003, was 11.19%.



                                     2
American Mutual Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 5.75%. This sales charge is reduced or eliminated for purchases of $25,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.



 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50    -17.23%     2.01%     9.35%        12.27%
 S&P 500/2/                       -22.09     -0.58      9.34         11.76
 Lipper Multi-Cap Value Funds     -17.61      0.64      8.99           N/A
Index/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at October 31, 2003: 1.77%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

                                              American Mutual Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $25,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.28%   0.28 %   0.28 %   0.28 %   0.28 %    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.23    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/          0.11    0.37     0.83     0.36     0.20      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.62    1.65     1.86     1.14     0.73      0.41
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement      none    0.15/3/  0.39/3/  0.06/3/  0.01/3/   none
-------------------------------------------------------------------------------
 Net expenses               0.62    1.50     1.47     1.08     0.72      0.41
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services.



                                     4
American Mutual Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $635    $762     $901      $1,305
--------------------------------------------------------------------
 Class R-1/2/                     153     474      818       1,791
--------------------------------------------------------------------
 Class R-2/2/                     150     465      803       1,757
--------------------------------------------------------------------
 Class R-3/2/                     110     343      595       1,317
--------------------------------------------------------------------
 Class R-4/2/                      74     230      401         894
--------------------------------------------------------------------
 Class R-5                         42     132      230         518
--------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.

                                              American Mutual Fund / Prospectus

Investment objective, strategies and risks

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in companies domiciled in Canada or that are part of the Standard & Poor's 500 Composite Index. The fund may also invest in debt securities.

The fund's equity investments are limited to securities of companies that are included on its eligible list. The list consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's growth objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.




                                     6
American Mutual Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD     -12.18%       3.22%      10.00%          12.39%
2/21/50
 S&P 500/2/                -22.09       -0.58        9.34           11.76
 Lipper Multi-Cap Value    -17.61        0.64        8.99             N/A
Funds Index/3/
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2002: 2.52%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.
4 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions are added back to the net asset value to determine the rate.

                                              American Mutual Fund / Prospectus

[begin pie chart]
INDUSTRY DIVERSIFICATION AS OF OCTOBER 31, 2003
Oil & gas 6.55%
Pharmaceuticals 5.45
Electric utilities 5.44
Diversified telecommunication services 5.33
Commercial banks 5.20
Other industries 58.64
Cash & equivalents 13.39
[end pie chart]




 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2003
                                                  PERCENT OF NET ASSETS
 J.P. Morgan Chase                                        2.83%
------------------------------------------------------------------------
 IBM                                                      2.08
------------------------------------------------------------------------
 General Motors                                           1.88
------------------------------------------------------------------------
 General Electric                                         1.63
------------------------------------------------------------------------
 Eli Lilly                                                1.61
------------------------------------------------------------------------
 Sprint - Fon Group                                       1.56
------------------------------------------------------------------------
 FleetBoston Financial                                    1.45
------------------------------------------------------------------------
 Norfolk Southern                                         1.34
------------------------------------------------------------------------
 Magna International                                      1.29
------------------------------------------------------------------------
 Fannie Mae                                               1.24





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.



                                     8
American Mutual Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

                                              American Mutual Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are:



 PORTFOLIO COUNSELOR/ FUND      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                      34 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Director
                                                          Investment professional for 41 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                  16 years            Senior Vice President and Director, Capital
 President and Director         (plus 11 years prior      Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 32 years in total;
                                                          28 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                        4 years             Senior Vice President, Capital Research Company
 Vice President                 (plus 8 years prior
                              experience as a research    Investment professional for 18 years in total;
                             professional for the fund)   13 years with Capital Research and Management
                                                          Company or affiliate

-----------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                       4 years             Vice President, Capital Research and Management
 Vice President                 (plus 7 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 14 years in total;
                                                          12 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  18 years            Chairman of the Board and Director, Capital
                                (plus 7 years prior       Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 39 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------







                                     10
American Mutual Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                              American Mutual Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     12
American Mutual Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

                                              American Mutual Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).



                                     14
American Mutual Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                              American Mutual Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     16
American Mutual Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                              American Mutual Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                  $20.20        $.49          $ 3.31          $ 3.80
Year ended 10/31/2002                   23.22         .49           (2.29)          (1.80)
Year ended 10/31/2001                   24.36         .65             .19             .84
Year ended 10/31/2000                   30.09         .80            (.74)            .06
Year ended 10/31/1999                   31.18         .82            1.78            2.60
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2003                   20.17         .26            3.33            3.59
Period from 6/11/2002 to 10/31/2002     23.56         .12           (3.29)          (3.17)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2003                   20.17         .29            3.28            3.57
Period from 5/31/2002 to 10/31/2002     24.35         .14           (4.10)          (3.96)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2003                   20.18         .37            3.30            3.67
Period from 6/6/2002 to 10/31/2002      23.70         .17           (3.44)          (3.27)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2003                  $20.19        $.44          $ 3.32          $ 3.76
Period from 6/27/2002 to 10/31/2002     22.95         .17           (2.79)          (2.62)
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                  20.21         .54            3.29            3.83
 Period from 5/15/2002 to 10/31/2002    24.66         .26           (4.43)          (4.17)
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                                 Net assets,
                                      (from net   Distributions     dividends      Net asset                  end of
                                      investment      (from            and       value, end of    Total       period
                                       income)    capital gains)  distributions     period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                   $(.52)       $ (.31)         $ (.83)        $23.17        19.31%      $ 9,716
Year ended 10/31/2002                    (.57)         (.65)          (1.22)         20.20        (8.42)        7,782
Year ended 10/31/2001                    (.72)        (1.26)          (1.98)         23.22         3.71         8,399
Year ended 10/31/2000                    (.74)        (5.05)          (5.79)         24.36         1.21         8,343
Year ended 10/31/1999                    (.76)        (2.93)          (3.69)         30.09         9.00        10,421
--------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2003                    (.39)         (.31)           (.70)         23.06        18.19             4
Period from 6/11/2002 to 10/31/2002      (.22)           --            (.22)         20.17       (13.50)        --/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2003                    (.38)         (.31)           (.69)         23.05        18.10            32
Period from 5/31/2002 to 10/31/2002      (.22)           --            (.22)         20.17       (16.31)            3
--------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2003                    (.45)         (.31)           (.76)         23.09        18.64            32
Period from 6/6/2002 to 10/31/2002       (.25)           --            (.25)         20.18       (13.87)            2
--------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2003                   $(.50)       $ (.31)         $ (.81)        $23.14        19.14%      $    16
Period from 6/27/2002 to 10/31/2002      (.14)           --            (.14)         20.19       (11.43)        --/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                   (.56)         (.31)           (.87)         23.17        19.50            52
 Period from 5/15/2002 to 10/31/2002     (.28)           --            (.28)         20.21       (16.98)           41



                                       Ratio of    Ratio of net
                                       expenses       income
                                      to average    to average
                                      net assets    net assets
----------------------------------------------------------------
CLASS A:
Year ended 10/31/2003                   .62 %         2.32%
Year ended 10/31/2002                   .60           2.15
Year ended 10/31/2001                   .59           2.68
Year ended 10/31/2000                   .59           3.29
Year ended 10/31/1999                   .57           2.67
----------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2003                  1.50/5/        1.18
Period from 6/11/2002 to 10/31/2002     .58/5/         .60
----------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2003                  1.47/5/        1.35
Period from 5/31/2002 to 10/31/2002     .61/5/         .67
----------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2003                  1.08/5/        1.72
Period from 6/6/2002 to 10/31/2002      .43/5/         .83
----------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2003                   .72 %/5/      2.03%
Period from 6/27/2002 to 10/31/2002     .25/5/         .84
----------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2003                  .41           2.53
 Period from 5/15/2002 to 10/31/2002    .18           1.22

American Mutual Fund / Prospectus

                                          YEAR ENDED OCTOBER 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       24%         31%         45%         29%          42%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges.
4 Amount less than $1 million.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.65%, 1.86%, 1.14% and .73% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended October 31, 2003, and 1.24%, .75%, .53% and .53% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended October 31, 2002.
                                              American Mutual Fund / Prospectus

 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




 [logo - recycle bug]




Printed on recycled paper                   Investment Company File No. 811-572
RPGEPR-903-0104 Litho in USA CGD/MC/8028
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International      Capital Guardian        Capital Bank and Trust

                           AMERICAN MUTUAL FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              January 1, 2004


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of American Mutual Fund, Inc. (the "fund" or "AMF") dated January 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                           American Mutual Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        7
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       32
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       35
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Financial Statements




                         American Mutual Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE
..    The fund's equity investments are limited to securities included on its eligible list, which consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser.

EQUITY SECURITIES
..    The fund will invest principally in equity-type securities such as common stocks and securities that are convertible into common stock.

DEBT SECURITIES
..    The fund's investments in nonconvertible securities will be rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES
..    The fund may invest in securities of issuers domiciled in Canada or that are part of the S&P 500 Stock Composite Index.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like


                         American Mutual Fund - Page 2
equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


4(2) COMMERCIAL PAPER - The fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2) commercial paper has


                         American Mutual Fund - Page 3
substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 24% and 31%, respectively, and the average of the last five years was 34%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


With the fund's focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). High turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund shall make no investment:


1.   Which involves promotion or business management by the fund;

2. In any security about which information is not available with respect to the history, management, assets, earnings, and income of the issuer;

3. If the investment would cause more than 5% of the value of the assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

4. If the investment would cause more than 20% of the value of the assets of the fund to be invested in securities of companies in any one industry;

5. If the investment would cause the fund to own more than 10% of any class of securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer;


                         American Mutual Fund - Page 4

6. In any security which has not been placed on the fund's "Eligible List" (See Prospectus).

The foregoing restrictions do not apply to the purchase of securities issued or fully guaranteed by the U.S. government. Such restrictions also do not apply to the acquisition of securities or property in satisfaction of claims or as distributions on securities owned, or to the exercise of rights distributed on securities owned; but if any securities or property so acquired would not be permitted as an investment under the foregoing restrictions, they must be converted into a permissible investment as soon as reasonably practicable.


The fund is not permitted to:


 7.  Invest in real estate;

 8.  Make any investment which would subject it to unlimited liability;

 9.  Buy securities on margin;

10.  Sell securities short; or

11.  Borrow money.

The fund does not concentrate investments in one industry or a group of industries, invest in commodities, or make loans except in the very occasional instance where interest returns on a loan are particularly favorable, the loan is secured by at least 150% of marketable securities, the total loans outstanding would not exceed 20% of the current market value of the assets of the fund, and total loans to any one borrower would not exceed 5% of the value of such assets. No loans have ever been made to any person under the foregoing authority. Loans may not be made to persons affiliated with the fund. The fund does not invest to control other companies. While the fundamental policies of the fund permit it to act as underwriter of securities issued by others, it is not the practice of the fund to do so. The fundamental policies set forth in this paragraph also may not be changed without shareholder approval.


Further investment policies of the fund, which may be changed by action of the Board of Directors, without shareholder approval, state that the fund will not:


1. Purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer;

2. Invest in the securities of other investment companies (except in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission);

3. Invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations;

4. Ordinarily purchase securities which are non-income-producing at the time of purchase;

5.   Invest in puts, calls, straddles, spreads or any combination thereof;


                         American Mutual Fund - Page 5

6. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures;

7. Invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value);

8. Invest more than 15% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market); and

9.   The fund may not issue senior securities, except as permitted by the 1940
Act.


                         American Mutual Fund - Page 6

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                      YEAR FIRST                                       NUMBER OF BOARDS
                         POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                         WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE          FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director        1972        Private investor; former                 19            Ducommun Incorporated;
 Christie                                            President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                             Group (non-utility holding                             Southwest Water
                                                     company, subsidiary of                                 Company; Valero L.P.
                                                     Southern California Edison
                                                     Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan         Director        1993        Founder and President, M.A.D.,            3            None
 Age: 56                                             Inc. (communications company);
                                                     Former Editor-in-Chief, Los
                                                                             ---
                                                     Angeles Herald Examiner
                                                     -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director        1981        Chairman of the Board and CEO,           16            None
 Age: 68                                             Senior Resource Group LLC
                                                     (development and management of
                                                     senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Director        1991        Private investor; Chairman of             5            None
 Age: 49                                             the Board and CEO, Ladera
                                                     Management Company (venture
                                                     capital and agriculture);
                                                     former owner and President,
                                                     Energy Investment, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck       Director        1999        Director and Programming                  3            The Nevis Fund, Inc.
 Age: 59                                             Chair, WYPR
                                                     Baltimore/Washington (public
                                                     radio station); Senior
                                                     Associate, Financial News
                                                                --------------
                                                     (London); Senior Associate,
                                                     Reuters Foundation; Senior
                                                     Fellow, Institute for
                                                     International Economics;
                                                     Consultant, The Independent of
                                                                 ------------------
                                                     London
                                                     ------
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Director        1998        Chairman of the Board and CEO,            6            None
 Age: 64                                             Cairnwood, Inc. (venture
                                                     capital investment)
-----------------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison         Director        1991        President of the Salzburg                 3            None
 Age: 67                                             Seminar; President Emeritus,
                                                     Middlebury College
-----------------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample        Director        1999        President, University of                  2            UNOVA, Inc.; William
 Age: 63                                             Southern California                                    Wrigley Jr. Company
-----------------------------------------------------------------------------------------------------------------------------------




                         American Mutual Fund - Page 7

[this page is left intentionally blank for this filing.]

                         American Mutual Fund - Page 8

                                                            PRINCIPAL OCCUPATION(S) DURING
                                                                   PAST 5 YEARS AND
                                       YEAR FIRST ELECTED           POSITIONS HELD            NUMBER OF BOARDS
                         POSITION          A DIRECTOR          WITH AFFILIATED ENTITIES        WITHIN THE FUND
                         WITH THE        AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH
    NAME AND AGE           FUND         OF THE FUND /1/              OF THE FUND               DIRECTOR SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
------------------------------------------------------------------------------------------------------------------
 James K. Dunton       Chairman of            1984          Senior Vice President and                 2
 Age: 65               the Board and                        Director, Capital Research and
                       Director                             Management Company
------------------------------------------------------------------------------------------------------------------
 Robert G.             President and          1987          Senior Vice President and                 3
 O'Donnell             Director                             Director, Capital Research and
 Age: 59                                                    Management Company
------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE               BY DIRECTOR
---------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
---------------------------------------------------
 James K. Dunton       None
 Age: 65
---------------------------------------------------
 Robert G.             None
 O'Donnell
 Age: 59
---------------------------------------------------







                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                   PAST 5 YEARS AND POSITIONS HELD
                                               YEAR FIRST ELECTED                      WITH AFFILIATED ENTITIES
                             POSITION              AN OFFICER                        OR THE PRINCIPAL UNDERWRITER
    NAME AND AGE           WITH THE FUND         OF THE FUND/1/                              OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Timothy D. Armour     Senior Vice President          1994          Executive Vice President and Director, Capital Research and
 Age: 43                                                            Management Company; Director, The Capital Group Companies,
                                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Joanna F. Jonsson     Senior Vice President          1997          Senior Vice President, Capital Research Company*
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro            Vice President              2000          Senior Vice President, Capital Research Company*
 Age: 43
-----------------------------------------------------------------------------------------------------------------------------------
 J. Dale Harvey           Vice President              2000          Vice President, Capital Research and Management Company
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Stuart R. Strachan       Vice President              2000          Vice President and Senior Counsel - Fund Business Management
 Age: 47                                                            Group, Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary                1984          Vice President - Fund Business Management Group, Capital
 Age: 55                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Regal            Treasurer                2003          Vice President - Fund Business Management Group, Capital
 Age: 32                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Robert P. Simmer       Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 42                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                         American Mutual Fund - Page 9

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         American Mutual Fund - Page 10

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 H. Frederick Christie         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Mary Anne Dolan               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Bailey Morris-Eck              $1 - $10,000            $50,001 - $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Olin C. Robison               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Steven B. Sample            $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 James K. Dunton               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert G. O'Donnell           Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $17,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


                         American Mutual Fund - Page 11

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003


                                                                                                       TOTAL COMPENSATION (INCLUDING
                                                                             AGGREGATE COMPENSATION        VOLUNTARILY DEFERRED
                                                                             (INCLUDING VOLUNTARILY          COMPENSATION/1/)
                                                                            DEFERRED COMPENSATION/1/)    FROM ALL FUNDS MANAGED BY
                                   NAME                                           FROM THE FUND            CAPITAL RESEARCH AND
-------------------------------------------------------------------------------------------------------         MANAGEMENT
                                                                                                       COMPANY OR ITS AFFILIATES/2/
                                                                                                       -----------------------------
 H. Frederick Christie/3/                                                            $22,500                     $242,035
------------------------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan                                                                      23,000                      106,000
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton, Jr./3/                                                                23,000                      216,120
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                                                               22,500                      132,000
------------------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck/3/                                                                 22,500                      106,500
------------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/                                                                 22,500                      166,500
------------------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison/3/                                                                   22,500                      111,000
------------------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample                                                                     22,500                       42,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended October 31, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: H. Frederick Christie ($206,877), Martin Fenton, Jr. ($145,689), Mary Myers Kauppila ($355,530),
  Bailey Morris-Eck ($98,546), Kirk P. Pendleton ($139,529) and Olin C. Robison ($97,887). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of December 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1949 and reincorporated in Maryland on December 20, 1983. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


                         American Mutual Fund - Page 12

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk P. Pendleton and Olin C. Robison, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of H. Frederick Christie, Mary Anne Dolan, Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk P. Pendleton, Olin C. Robison and Steven B. Sample, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of


                         American Mutual Fund - Page 13

Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of H. Frederick Christie, Mary Anne Dolan and Steven B. Sample, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on December 1, 2003:



                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Edward D. Jones & Co.                                   Class A    20.35%
 Shareholder Accounting
 201 Progress Pkwy.
 Maryland Hts, MO  63043-3009
----------------------------------------------------------------------------

 State Street Bank & Trust TTEE                        Class R-1     6.97
 Copeland Cook Taylor & Bush PA
 Salary Reduction Plan
 801 Pennsylvania Ave.
 Kansas City, MO  64105-1307
----------------------------------------------------------------------------
 Peaster Tractor Inc.                                  Class R-1    21.06
 Employees P/S/P 401K
 576 Highland Colony Pkwy., Ste. 300
 Ridgeland, MS  39157-8769
----------------------------------------------------------------------------
 Edward P. Fox TTEE                                    Class R-1    10.93
 Oncology Hemotology Associates
 of SW Indiana PC 401K
 3801 Bellemeade Ave. Ste. 110
 Evansville, IN  47714-0111
----------------------------------------------------------------------------
 Counsel Trust Co. TTEE                                Class R-1    15.89
 Ross & Yerger Def. Contrib. Plan
 235 Saint Charles Way, Ste. 100
 York, PA  17402-4636
----------------------------------------------------------------------------
 MCB Tr. Services Cust. FBO                            Class R-2     7.28
 Metromont Prestress Co. 401K
 700 17th St. Ste. 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers          Class R-3    10.85
 4800 Deer Lake Dr. E, Fl. 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                           Class R-3    15.40
 Separate Account DC 401K
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Nationwide Trust Company FSB                          Class R-3     6.28
 c/o IPO Portfolio Accounting
 P.O. Box 182029
 Columbus, OH  43218-2029
----------------------------------------------------------------------------
 American Express Trust Co. TTEE                       Class R-4     5.39
 Ensign-Bickford Industries Inc.
 EE Incentive Svgs. & 401K Plan
 50534 AXP Financial Center
 Minneapolis, MN  55474-0505
----------------------------------------------------------------------------
 Prudential Securities Inc. FBO                        Class R-4    22.05
 Prudential Ret. Pl. Services
 Nominee TTEE Cust046693
 Random House Incentive
 P.O. Box 5310
 Scranton, PA  18505-5310
----------------------------------------------------------------------------
 Prudential Securities Inc. FBO                        Class R-4    16.55
 Prudential Ret. Pl. Services
 Nominee TTEE Cust036693
 Bertelsmann Savings
 P.O. Box 5310
 Scranton, PA  18505-5310
----------------------------------------------------------------------------
 Prudential Securities Inc. FBO                        Class R-4    14.36
 Prudential Ret. Pl. Services
 Nominee TTEE Cust006693
 BMG 401K
 P.O. Box 5310
 Scranton, PA  18505-5310
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     7.25
 PIM 0757-00
 Capital Guardian Trust Co.
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.54
 PIM 0756-00
 Capital Guardian Trust Co.
 120 S. State College Blvd.
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     5.58
 PIM 1758-00
 Capital Guardian Trust Co.
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     8.18
 PIM 762-00
 Capital Guardian Trust Co.
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Tr. Capital Group Master                         Class R-5    33.84
 Retirement Pl. PX-2534-NAV
 c/o Capital Guardian Trust Co.
 333 S. Hope St., Fl. 49
 Los Angeles, CA  80071-1406
----------------------------------------------------------------------------



                         American Mutual Fund - Page 14

[this page is left intentionally blank for this filing.]


                         American Mutual Fund - Page 15

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until March 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


                         American Mutual Fund - Page 16

In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In recommending the Agreement's renewal for its current period of effectiveness, the Committee gave consideration to a wide variety of factors, including, among others, the fund's historical investment results both on an absolute basis and relative to select peer groups and indices, particularly in light of the fund's combined investment objectives and its recent performance in recent periods of broad market declines; the fact that the fund's advisory fees and overall expense ratios (both measured as a percentage of the fund's net assets) are well below the median levels of the fund's peers; the various management and administrative services provided by the investment adviser; and the quality and depth of experience of the investment adviser and its investment and administrative personnel.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair and that shareholders have received reasonable value in return for such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is based on prior month-end net assets, calculated at the following annual rates:


                                NET ASSET LEVEL


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.384%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.330                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.294                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.270                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.252                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.240                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.230                 13,000,000,000
------------------------------------------------------------------------------




                         American Mutual Fund - Page 17

In connection with the approval of the Agreement by the fund's Board of Directors, the investment adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $3 billion.


The Agreement provides that the investment adviser shall pay the fund the amount by which total expenses of the fund's Class A shares, with the exception of taxes and such expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the sum of 1% of the first $25 million of the monthly average of total assets of the fund for the year and 3/4 of 1% of such average in excess of $25 million. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended October 31, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $25,924,000, $25,444,000 and $24,568,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until March 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended October 31, 2003, the total fees paid by the investment adviser were $68,000.


                         American Mutual Fund - Page 18

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  5,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                      119,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       47,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       10,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       46,000
-----------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $4,990,000          $22,581,000
                                                 2002             4,599,000           21,160,000
                                                 2001             2,101,000            9,571,000
----------------------------------------------------------------------------------------------------



                         American Mutual Fund - Page 19

The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



                         American Mutual Fund - Page 20

For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $19,215,000                 $2,657,000
------------------------------------------------------------------------------
       CLASS R-1                     14,000                      6,000
------------------------------------------------------------------------------
       CLASS R-2                    109,000                     34,000
------------------------------------------------------------------------------
       CLASS R-3                     69,000                     23,000
------------------------------------------------------------------------------
       CLASS R-4                     13,000                      6,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation,


                         American Mutual Fund - Page 21
generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


                         American Mutual Fund - Page 22

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or


                         American Mutual Fund - Page 23
     constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.


                         American Mutual Fund - Page 24

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                         American Mutual Fund - Page 25

[this page is left intentionally blank for this filing.]


                         American Mutual Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


                         American Mutual Fund - Page 27

     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Class A Sales charge reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales


                         American Mutual Fund - Page 28
agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


                         American Mutual Fund - Page 29

For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.



                         American Mutual Fund - Page 30

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     - for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     - made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     - for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.



                         American Mutual Fund - Page 31

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules


                         American Mutual Fund - Page 32
about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal


                         American Mutual Fund - Page 33
restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


                         American Mutual Fund - Page 34

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more investment dealers are in a position to obtain the best price and execution, preference may be given to dealers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the dealer's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider that the investment adviser has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $7,158,000, $8,095,000 and $8,729,000, respectively.


The fund is required to disclose information regarding investments in the securities of its "regular" investment-dealers (or parent companies of its regular investment-dealers) that derive more than 15% of their revenue from investment-dealer activities. A regular investment-dealer is: (1) one of the 10 investment-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 investment-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(3) one of the 10 investment-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of J.P. Morgan Chase & Co. in the amount of $302,637,000, Citigroup in the amount of $68,988,000, Bank of America Corp. in the amount of $64,371,000 and Wachovia Corporation in the amount of $37,320,000 and debt securities of Bank of America Corp. in the amount of $22,987,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


                         American Mutual Fund - Page 35

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $6,978,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote


                         American Mutual Fund - Page 36
on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to


                         American Mutual Fund - Page 37
     eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - OCTOBER 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.17
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $24.58




INVESTMENT PORTFOLIO, October 31, 2003


[pie chart]
                                                      Percent
                                                       of net
Industry diversification                               assets

Oil & gas                                               6.55 %
Pharmaceuticals                                         5.45
Electric utilities                                      5.44
Diversified telecommunication services                  5.33
Commercial banks                                        5.20
Other industries                                       58.64
Cash & equivalents                                     13.39

[end pie chart]

                                                      Percent
                                                       of net
Largest equity holdings                                assets

J.P. Morgan Chase                                       2.83 %
IBM                                                     2.08
General Motors                                          1.88
General Electric                                        1.63
Eli Lilly                                               1.61
Sprint - FON Group                                      1.56
FleetBoston Financial                                   1.45
Norfolk Southern                                        1.34
Magna International                                     1.29
Fannie Mae                                              1.24


                                                                                                Market
                                                                                                 value
Equity securities (common and convertible preferred stocks) - 79.75%       Shares                (000)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.24%
Schlumberger Ltd.                                                           550,000           $  25,833
OIL & GAS  -  6.55%
Ashland Inc.                                                              1,700,000              63,308
ChevronTexaco Corp.                                                       1,669,950             124,077
ConocoPhillips                                                            2,016,589             115,248
Devon Energy Corp.                                                        2,000,000              97,000
Exxon Mobil Corp.                                                         1,150,000              42,067
Marathon Oil Corp.                                                        3,950,000             116,801
Sunoco, Inc.                                                              1,370,000              59,951
Unocal Corp.                                                              2,580,400              81,747
                                                                                                726,032

MATERIALS
CHEMICALS  -  1.81%
Air Products and Chemicals, Inc.                                          1,350,000              61,303
Dow Chemical Co.                                                          1,600,000              60,304
PPG Industries, Inc.                                                        400,000              23,060
Praxair, Inc.                                                               700,000              48,706
CONTAINERS & PACKAGING  -  0.30%
Sonoco Products Co.                                                       1,500,000              31,905
PAPER & FOREST PRODUCTS  -  2.44%
Georgia-Pacific Corp., Georgia-Pacific Group                              1,900,000              49,932
International Paper Co.                                                   2,250,000              88,537
MeadWestvaco Corp.                                                        4,729,000             122,576
                                                                                                486,323

CAPITAL GOODS
AEROSPACE & DEFENSE  -  2.41%
Boeing Co.                                                                  650,000              25,018
General Dynamics Corp.                                                      450,000              37,665
Honeywell International Inc.                                              1,500,000              45,915
Northrop Grumman Corp.                                                      850,000              75,990
Raytheon Co.                                                              1,150,000              30,452
United Technologies Corp.                                                   500,000              42,345
CONSTRUCTION & ENGINEERING  -  0.57%
Fluor Corp.                                                               1,650,000              61,182
ELECTRICAL EQUIPMENT  -  0.61%
Emerson Electric Co.                                                      1,150,000              65,262
INDUSTRIAL CONGLOMERATES  -  2.08%
General Electric Co.                                                      6,000,000             174,060
Tyco International Ltd.                                                   2,300,000              48,024
MACHINERY  -  0.17%
Caterpillar Inc.                                                            250,000              18,320
                                                                                                624,233

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  1.25%
Pitney Bowes Inc.                                                         1,700,000              69,870
ServiceMaster Co.                                                         5,600,000              64,232
                                                                                                134,102

TRANSPORTATION
ROAD & RAIL  -  1.87%
Burlington Northern Santa Fe Corp.                                        1,200,000              34,728
Norfolk Southern Corp.                                                    7,131,600             143,702
Union Pacific Corp.                                                         350,000              21,910
                                                                                                200,340

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  2.07%
Delphi Corp.                                                              9,400,000              83,660
Magna International Inc., Class A                                         1,720,000             137,996
AUTOMOBILES  -  1.88%
General Motors Corp.                                                      4,714,800             201,181
                                                                                                422,837

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.46%
Leggett & Platt, Inc.                                                     2,350,000              49,091
TEXTILES, APPAREL & LUXURY GOODS  -  0.70%
NIKE, Inc., Class B                                                         400,000              25,560
VF Corp.                                                                  1,150,000              48,817
                                                                                                123,468

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  1.07%
Carnival Corp., units                                                     2,050,000              71,565
McDonald's Corp.                                                          1,700,000              42,517
                                                                                                114,082

MEDIA
MEDIA  -  0.46%
Dow Jones & Co., Inc.                                                       250,000              12,992
Knight-Ridder, Inc.                                                         500,000              36,660
                                                                                                 49,652

RETAILING
DISTRIBUTORS  -  0.45%
Genuine Parts Co.                                                         1,500,000              47,730
MULTILINE RETAIL  -  1.91%
J.C. Penney Co., Inc.                                                     2,150,000              50,847
May Department Stores Co.                                                 2,500,000              69,900
Target Corp.                                                              2,100,000              83,454
SPECIALTY RETAIL  -  1.43%
Gap, Inc.                                                                   800,000              15,264
Lowe's Companies, Inc.                                                      810,000              47,733
TJX Companies, Inc.                                                       4,300,000              90,257
                                                                                                405,185

FOOD & STAPLES RETAILING
FOOD & STAPLES RETAILING  -  1.27%
Albertson's, Inc.                                                         3,600,000              73,044
Walgreen Co.                                                              1,800,000              62,676
                                                                                                135,720

FOOD & BEVERAGE
BEVERAGES  -  0.41%
Coca-Cola Co.                                                               950,000              44,080
FOOD PRODUCTS  -  2.20%
ConAgra Foods, Inc.                                                       2,150,000              51,256
General Mills, Inc.                                                       1,345,000              60,323
H.J. Heinz Co.                                                            3,500,000             123,655
                                                                                                279,314

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.87%
Kimberly-Clark Corp.                                                      1,110,000              58,619
Procter & Gamble Co.                                                        350,000              34,401
PERSONAL PRODUCTS  -  0.74%
Avon Products, Inc.                                                       1,167,500              79,343
                                                                                                172,363

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.66%
Applera Corp. - Applied Biosystems Group                                  1,176,700              27,158
Becton, Dickinson and Co.                                                 1,200,000              43,872
HEALTH CARE PROVIDERS & SERVICES  -  0.60%
Aetna Inc.                                                                  195,000              11,195
CIGNA Corp.                                                                 925,000              52,771
                                                                                                134,996

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  5.45%
Abbott Laboratories                                                         975,000              41,554
Bristol-Myers Squibb Co.                                                  5,007,200             127,033
Eli Lilly and Co.                                                         2,580,000             171,880
Johnson & Johnson                                                         1,625,000              81,786
Merck & Co., Inc.                                                         1,050,000              46,462
Pfizer Inc                                                                2,878,100              90,948
Schering-Plough Corp.                                                     1,471,700              22,473
                                                                                                582,136

BANKS
COMMERCIAL BANKS  -  5.20%
Bank of America Corp.                                                       850,000              64,371
BANK ONE CORP.                                                              200,000               8,490
Comerica Inc.                                                             1,400,000              72,072
FleetBoston Financial Corp.                                               3,830,000             154,694
National City Corp.                                                       1,050,000              34,293
PNC Financial Services Group, Inc.                                        1,650,000              88,391
SunTrust Banks, Inc.                                                        200,000              13,414
Wachovia Corp.                                                              813,600              37,320
Wells Fargo & Co.                                                         1,468,750              82,720
THRIFTS & MORTGAGE FINANCE  -  2.88%
Fannie Mae                                                                1,850,000             132,627
Freddie Mac                                                               2,135,000             119,838
Washington Mutual, Inc.                                                   1,275,000              55,781
                                                                                                864,011

DIVERSIFIED FINANCIALS
CAPITAL MARKETS  -  3.21%
Bank of New York Co., Inc.                                                1,300,000              40,547
J.P. Morgan Chase & Co.                                                   8,430,000             302,637
CONSUMER FINANCE  -  0.37%
American Express Co.                                                        850,000              39,891
DIVERSIFIED FINANCIAL SERVICES  -  0.65%
Citigroup Inc.                                                            1,455,441              68,988
                                                                                                452,063

INSURANCE
INSURANCE  -  4.61%
Allstate Corp.                                                            1,400,000              55,300
American International Group, Inc.                                        1,710,600             104,056
Aon Corp.                                                                 2,250,000              49,275
Chubb Corp. 7.00% convertible preferred 2005                                400,000 units        11,100
Jefferson-Pilot Corp.                                                     2,150,000             102,641
Lincoln National Corp.                                                    1,167,900              46,634
UnumProvident Corp.                                                       7,550,000             123,594
                                                                                                492,600

REAL ESTATE
REAL ESTATE  -  0.48%
Equity Office Properties Trust                                              900,000              25,209
Equity Residential                                                          900,000              26,325
                                                                                                 51,534

SOFTWARE & SERVICES
IT SERVICES  -  1.31%
Automatic Data Processing, Inc.                                             800,000              30,192
Electronic Data Systems Corp.                                             4,106,000              88,074
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                   1,030,000 units        21,270
SOFTWARE  -  0.27%
Microsoft Corp.                                                           1,100,000              28,765
                                                                                                168,301

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  0.13%
Motorola, Inc.                                                            1,000,000              13,530
COMPUTERS & PERIPHERALS  -  3.30%
Hewlett-Packard Co.                                                       5,850,000             130,514
International Business Machines Corp.                                     2,485,000             222,358
                                                                                                366,402

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  2.29%
Intel Corp.                                                                 900,000              29,745
Linear Technology Corp.                                                     750,000              31,958
Microchip Technology Inc.                                                 3,600,000             117,756
Texas Instruments Inc.                                                    2,250,000              65,070
                                                                                                244,529

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.86%
ALLTEL Corp.                                                              1,609,600              76,086
ALLTEL Corp. 7.75% 2005                                                     500,000 units        24,500
AT&T Corp.                                                                6,184,600             114,972
BellSouth Corp.                                                           1,450,000              38,150
SBC Communications Inc.                                                   1,700,000              40,766
Sprint Corp. - FON Group                                                 10,407,000             166,512
Verizon Communications Inc.                                               1,750,000              58,800
                                                                                                519,786

UTILITIES
ELECTRIC UTILITIES  -  5.34%
Ameren Corp.                                                                300,000              13,395
Ameren Corp. 9.75% ACES convertible preferred 2005                        1,200,000 units        34,440
American Electric Power Co., Inc.                                         3,700,000             104,303
Dominion Resources, Inc.                                                    650,000              40,040
Exelon Corp.                                                                500,000              31,725
FPL Group, Inc.                                                             500,000              31,870
Progress Energy, Inc.                                                     1,650,000              71,115
Southern Co.                                                              2,200,000              65,560
TECO Energy, Inc.                                                         5,500,000              72,215
TXU Corp.                                                                 1,100,000              25,102
Xcel Energy Inc.                                                          4,945,000              81,098
MULTI-UTILITIES & UNREGULATED POWER  -  1.26%
Duke Energy Corp.                                                         4,800,000              87,120
Questar Corp.                                                             1,500,000              47,625
                                                                                                705,608

MISCELLANEOUS
MISCELLANEOUS  -  0.66%
Other equity securities in initial period of acquisition                                         70,245


TOTAL EQUITY SECURITIES (cost: $7,480,993,000)                                                8,525,862



                                                                          Principal             Market
                                                                            amount               value
Bonds and notes - 6.86%                                                     (000)                (000)

TECHNOLOGY HARDWARE & EQUIPMENT  -  0.25%
Motorola, Inc. 6.75% 2006                                                   $25,000           $  26,942

TELECOMMUNICATION SERVICES  -  0.47%
AT&T Corp. 7.00% 2006 (1)                                                    45,000              49,875

UTILITIES  -  0.10%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                   9,960              10,641

AGENCY PASS THROUGH SECURITIES  -  0.14%
Fannie Mae 6.00% 2017 (2)                                                    14,011              14,609

U.S. TREASURY NOTES & BONDS  -  1.19%
3.875% January 2009  (3)                                                    112,547             127,350

U.S. AGENCY SECURITIES, NON PASS-THROUGH  -  4.71%
Fannie Mae:
!4.75% 2004                                                                 300,000             304,128
!6.00% 2005                                                                 160,000             172,629
!5.00% 2007                                                                  25,000              26,657
                                                                                                503,414


TOTAL BONDS AND NOTES (cost: $696,038,000)                                                      732,831



                                                                          Principal             Market
                                                                            amount               value
Short-term securities - 12.88%                                              (000)                (000)

CORPORATE SHORT-TERM NOTES  -  9.38%
American Express Credit Corp. 1.03% - 1.05% due 12/3/2003-1/21/2004         $50,000           $  49,916
Bank of America Corp. 1.04% due 11/19/2003                                   23,000              22,987
BellSouth Corp. 1.00% due 11/12/2003 (4)                                     40,000              39,987
Citicorp 1.03% - 1.06% due 11/4-12/8/2003                                   100,000              99,945
Clorox Co. 1.01% due 12/9/2003                                               25,000              24,973
Coca-Cola Co. 1.03% due 1/20/2004                                            26,400              26,339
E.I. DuPont de Nemours & Co. 1.03% - 1.05% due 11/7/2003-1/20/2004          100,000              99,900
Eli Lilly and Co. 0.98% due 11/12/2003                                       25,000              24,992
Household Finance Corp. 1.06% due 11/24/2003                                 50,000              49,964
Johnson & Johnson 1.00% - 1.02% due 11/14/2003-1/12/2004 (4)                 35,000              34,950
Merck & Co. Inc. 1.01% - 1.03% due 11/17-12/31/2003                         100,000              99,897
Minnesota Mining and Manufacturing Co. 1.00% due 11/26/2003                  25,000              24,982
Pfizer Inc 1.02% due 11/18-12/23/2003 (4)                                   101,500             101,397
Procter & Gamble Co. 1.00% - 1.03% due 11/14-12/12/2003 (4)                 119,500             119,417
Target Corp. 1.00% - 1.01% due 11/10-11/24/2003                              30,000              29,987
United Parcel Service Inc. 0.89% due 12/10/2003                              48,600              48,552
Wal-Mart Stores Inc. 1.00% - 1.01% due 11/3-12/5/2003 (4)                   105,000             104,924


U.S. TREASURIES  -  2.98%
U.S. Treasury Bills 0.85% - 1.00% due 11/6/2003-4/15/2004                   319,400             318,972


FEDERAL AGENCY DISCOUNT NOTES  -  0.52%
Federal Farm Credit Banks 0.99% due 12/30/2003-1/26/2004                     55,500              55,381


TOTAL SHORT-TERM SECURITIES (cost: $1,377,443,000)                                            1,377,462


TOTAL INVESTMENT SECURITIES (cost: $9,554,474,000)                                           10,636,155
Other assets less liabilities                                                                    55,018

NET ASSETS                                                                                  $10,691,173



(1)  Coupon rate may change periodically.
(2) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements



Equity securities appearing in the portfolio since April 30, 2003
BellSouth
Carnival
Delphi
FPL Group
Freddie Mac
General Dynamics
Magna International
Microchip Technology
PNC Financial Services Group
PPG Industries
Procter & Gamble
UnumProvident


Equity securities eliminated from the portfolio since April 30, 2003
CSX
Dana
Goodyear Tire & Rubber
Harris
HSBC Holdings
Interpublic Group of Companies
Kerr-McGee
Lockheed Martin


FINANCIAL STATEMENTS

Statement of assets and liabilities
at October 31, 2003
(dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $9,554,474)                                              $10,636,155
 Cash                                                                      68
 Receivables for:
  Sales of investments                               $33,549
  Sales of fund's shares                              26,730
  Dividends and interest                              25,655           85,934
                                                                   10,722,157
Liabilities:
 Payables for:
  Purchases of investments                            16,483
  Repurchases of fund's shares                         6,828
  Investment advisory services                         2,458
  Services provided by affiliates                      4,057
  Deferred Directors' compensation                     1,138
  Other fees and expenses                                 20           30,984
Net assets at October 31, 2003                                    $10,691,173

Net assets consist of:
 Capital paid in on shares of capital stock                        $9,553,973
 Undistributed net investment income                                   22,508
 Undistributed net realized gain                                       33,011
 Net unrealized appreciation                                        1,081,681
Net assets at October 31, 2003                                    $10,691,173



Total authorized capital stock - 750,000 shares, $0.001 par value

                                          Shares            Net asset
                         Net assets    outstanding     value per share (1)

Class A                   $9,716,257      419,421           $23.17
Class B                      314,845       13,666            23.04
Class C                      267,009       11,606            23.01
Class F                      172,545        7,463            23.12
Class 529-A                   51,371        2,219            23.15
Class 529-B                   13,900          602            23.09
Class 529-C                   16,476          713            23.09
Class 529-E                    3,017          131            23.10
Class 529-F                      684           29            23.16
Class R-1                      3,896          169            23.06
Class R-2                     32,295        1,401            23.05
Class R-3                     31,665        1,371            23.09
Class R-4                     15,550          672            23.14
Class R-5                     51,663        2,230            23.17


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $24.58 and $24.56, respectively.


See Notes to Financial Statements

Statement of operations

for the year ended October 31, 2003                       (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $331)                            $220,169
  Interest                                            47,397         $267,566

 Fees and expenses:
  Investment advisory services                        25,924
  Distribution services                               23,832
  Transfer agent services                              7,208
  Administrative services                                859
  Reports to shareholders                                283
  Registration statement and prospectus                  380
  Postage, stationery and supplies                       863
  Directors' compensation                                381
  Auditing and legal                                      93
  Custodian                                              143
  State and local taxes                                   90
  Other                                                   68
  Total expenses before reimbursement                 60,124
   Reimbursement of expenses                              68           60,056
 Net investment income                                                207,510

Net realized gain and unrealized
 appreciation on investments:
 Net realized gain on investments                                      58,818
 Net unrealized appreciation on investments                         1,374,180
   Net realized gain and
    unrealized appreciation
    on investments                                                  1,432,998
Net increase in net assets resulting
 from operations                                                   $1,640,508



See Notes to Financial Statements





Statement of changes in net assets                       (dollars in thousands)

                                                       Year ended October 31
                                                       2003             2002
Operations:
 Net investment income                              $207,510         $191,688
 Net realized gain on investments                     58,818          141,613
 Net unrealized appreciation (depreciation)
  on investments                                   1,374,180       (1,129,159)
  Net increase (decrease) in net assets
   resulting from operations                       1,640,508         (795,858)

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income               (219,640)        (219,240)
 Distributions from net realized gain
  on investments                                    (126,094)        (238,166)
   Total dividends and distributions paid
    to shareholders                                 (345,734)        (457,406)

Capital share transactions                         1,221,104          931,720

Total increase (decrease) in net assets            2,515,878         (321,544)

Net assets:
 Beginning of year                                 8,175,295        8,496,839
 End of year (including undistributed
  net investment income: $22,508 and $34,615,
  respectively)                                  $10,691,173       $8,175,295


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
                             Initial         Contingent deferred sales
  Share class              sales charge      charge upon redemption              Conversion feature
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%       None (except 1% for certain        None
                                              redemptions within one year of
                                              purchase without an initial
                                              sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B       None              Declines from 5% to zero for       Classes B and 529-B
                                              redemptions within six years       convert to classes A
                                              of purchase                        and 529-A, respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                   None              1% for redemptions within          Class C converts to
                                              one year of purchase               Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C               None              1% for redemptions within          None
                                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E               None              None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F       None              None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes R-1, R-2, R-3,    None              None                               None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of October 31, 2003, the cost of investment securities for federal income tax purposes was $9,561,853,000.

During the year ended October 31, 2003, the fund reclassified $1,190,000 from undistributed net realized gains to additional paid-in capital and $23,000 from undistributed net investment income to undistributed net realized gains to align financial reporting with tax reporting.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income                                     $23,647
Undistributed long-term capital gains                                    41,135
Gross unrealized appreciation on investment securities                1,504,592
Gross unrealized depreciation on investment securities                (430,290)


The tax character of distributions paid to shareholders was as follows (dollars in thousands):

[begin table]
                                                                       Total
                                                     Long-term     distributions
Share class                Ordinary income         capital gains      paid

YEAR ENDED
OCTOBER 31, 2003

Class A                          $ 207,630           $ 119,662      $ 327,292
Class B                              3,782               2,525          6,307
Class C                              2,785               1,735          4,520
Class F                              2,439                 914          3,353
Class 529-A                            808                 329          1,137
Class 529-B                            136                  84            220
Class 529-C                            158                  96            254
Class 529-E                             38                  14             52
Class 529-F                              7                   1              8
Class R-1                               25                   3             28
Class R-2                              247                  52            299
Class R-3                              293                  43            336
Class R-4                              101                   4            105
Class R-5                            1,191                 632          1,823
Total                            $ 219,640           $ 126,094      $ 345,734


                                                                       Total
                                                   Long-term       distributions
Share class (1)            Ordinary income       capital gains         paid

YEAR ENDED
OCTOBER 31, 2002

Class A                          $ 214,554           $ 234,944     $ 449,498
Class B                              2,023               1,867         3,890
Class C                              1,216                 949         2,165
Class F                                786                 406         1,192
Class 529-A                            190                   -           190
Class 529-B                             33                   -            33
Class 529-C                             40                   -            40
Class 529-E                              6                   -             6
Class 529-F                             -*                   -            -*
Class R-1                               -*                   -            -*
Class R-2                                6                   -             6
Class R-3                                6                   -             6
Class R-4                               -*                   -            -*
Class R-5                              380                   -           380
Total                            $ 219,240           $ 238,166     $ 457,406

[end table

* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.240% on such assets in excess of $8 billion. For periods subsequent to October 31, 2003, a new rate of 0.230% will be added to the series on such assets in excess of $13 billion. For the year ended October 31, 2003, the investment advisory services fee was $25,924,000, which was equivalent to an annualized rate of 0.284% of average month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         -----------------------------------------------------------------------
         Share class                Currently approved limits     Plan limits
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class A                              0.25%                  0.25%
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class 529-A                           0.25                   0.50
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes B and 529-B                   1.00                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes C, 529-C and R-1              1.00                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class R-2                             0.75                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes 529-E and R-3                 0.50                   0.75
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes F, 529-F and R-4              0.25                   0.50
         -----------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended October 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                  Administrative services
                                                  -------------------------------------------------------------
                                                                                             Commonwealth of
                                                         CRMC                                    Virginia
   Share class     Distribution    Transfer agent   administrative      Transfer agent       administrative
                     services         services         services            services             services
---------------------------------------------------------------------------------------------------------------
    Class A         $19,215           $6,978        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          2,229             230          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,686                               $253                 $50            Not applicable
                                     Included
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           261            Included             157                 21             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          32            Included             50                   4                  $34
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          90            Included             13                   5                   9
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         104            Included             16                   5                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          9             Included              3                  -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           14            Included              2                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          109            Included             22                  97             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           69            Included             21                  26             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           13            Included              8                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             45                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $23,832           $7,208             $590                $214                 $55
----------------===============================================================================================
* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $183,000 in current fees (either paid in cash or deferred) and a net increase of $198,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                               Reinvestments
                                                                of dividends
                                         Sales(1)            and distributions            Repurchases(1)         Net increase
Share class                          Amount     Shares        Amount    Shares      Amount        Shares       Amount     Shares
Year ended October 31, 2003
Class A                          $1,409,403     66,442     $ 299,136    14,284      $ (970,485)  (46,474)   $ 738,054     34,252
Class B                             144,921      6,868         6,063       290         (25,604)   (1,231)     125,380      5,927
Class C                             156,020      7,345         4,306       205         (26,105)   (1,253)     134,221      6,297
Class F                             128,330      6,048         3,041       143         (30,043)   (1,418)     101,328      4,773
Class 529-A                          27,278      1,286         1,137        54          (1,654)      (78)      26,761      1,262
Class 529-B                           7,597        360           220        10            (296)      (14)       7,521        356
Class 529-C                           9,213        435           255        12            (453)      (22)       9,015        425
Class 529-E                           1,967         94            52         2             (98)       (4)       1,921         92
Class 529-F                             611         28             7        -*              (4)       -*          614         28
Class R-1                             4,054        187            28         1            (575)      (25)       3,507        163
Class R-2                            30,736      1,453           299        14          (4,041)     (191)      26,994      1,276
Class R-3                            31,866      1,504           334        15          (4,763)     (223)      27,437      1,296
Class R-4                            15,321        700           105         5            (955)      (44)      14,471        661
Class R-5                             6,922        329           955        46          (3,997)     (190)       3,880        185
Total net increase
   (decrease)                    $1,974,239     93,079     $ 315,938    15,081    $ (1,069,073)  (51,167)  $1,221,104     56,993

Year ended October 31, 2002(2)
Class A                          $1,319,714     57,361     $ 407,040    17,365    $ (1,147,364)  (51,276)   $ 579,390     23,450
Class B                             138,423      6,009         3,709       161         (20,602)     (961)     121,530      5,209
Class C                             110,530      4,824         2,023        89         (17,033)     (794)      95,520      4,119
Class F                              59,909      2,642         1,070        47         (11,511)     (526)      49,468      2,163
Class 529-A                          22,249        966           190         9            (372)      (18)      22,067        957
Class 529-B                           5,709        251            33         2            (141)       (7)       5,601        246
Class 529-C                           6,709        292            40         2            (127)       (6)       6,622        288
Class 529-E                             871         40             6        -*             (18)       (1)         859         39
Class 529-F                              11          1            -*        -*               -         -           11          1
Class R-1                               176          9            -*        -*             (50)       (3)         126          6
Class R-2                             2,574        129             6        -*             (81)       (4)       2,499        125
Class R-3                             1,755         86             5        -*            (209)      (11)       1,551         75
Class R-4                               386         21            -*        -*            (178)      (10)         208         11
Class R-5                            48,038      2,127           204        10          (1,974)      (92)      46,268      2,045
Total net increase
   (decrease)                    $1,717,054     74,758     $ 414,326    17,685    $ (1,199,660)  (53,709)   $ 931,720     38,734


* Amount less than one thousand.

(1)  Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of October 31, 2003, the total value of restricted securities was $400,675,000, which represented 3.75% of the net assets of the fund.


6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,491,831,000 and $1,889,653,000, respectively, during the year ended October 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended October 31, 2003, the custodian fee of $143,000 included $11,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                     Income (loss) from investment operations(2)

                                             Net asset                 Net gains(losses)
                                               value,       Net         on securities        Total from
                                             beginning   investment     (both realized       investment
                                             of period     income       and unrealized)      operations

CLASS A:
 Year ended 10/31/2003                         $20.20      $.49            $3.31               $3.80
 Year ended 10/31/2002                          23.22       .49            (2.29)              (1.80)
 Year ended 10/31/2001                          24.36       .65              .19                 .84
 Year ended 10/31/2000                          30.09       .80             (.74)                .06
 Year ended 10/31/1999                          31.18       .82             1.78                2.60
CLASS B:
 Year ended 10/31/2003                          20.11       .32             3.28                3.60
 Year ended 10/31/2002                          23.13       .32            (2.28)              (1.96)
 Year ended 10/31/2001                          24.30       .44              .21                 .65
 Period from 3/15/2000 to 10/31/2000            21.78       .37             2.46                2.83
CLASS C:
 Year ended 10/31/2003                          20.09       .30             3.28                3.58
 Year ended 10/31/2002                          23.12       .30            (2.28)              (1.98)
 Period from 3/15/2001 to 10/31/2001            23.48       .24             (.35)               (.11)
CLASS F:
 Year ended 10/31/2003                          20.17       .46             3.30                3.76
 Year ended 10/31/2002                          23.20       .47            (2.30)              (1.83)
 Period from 3/15/2001 to 10/31/2001            23.54       .34             (.35)               (.01)
CLASS 529-A:
 Year ended 10/31/2003                          20.20       .47             3.31                3.78
 Period from 2/19/2002 to 10/31/2002            23.31       .34            (3.07)              (2.73)
CLASS 529-B:
 Year ended 10/31/2003                          20.16       .27             3.30                3.57
 Period from 2/19/2002 to 10/31/2002            23.31       .20            (3.06)              (2.86)
CLASS 529-C:
 Year ended 10/31/2003                          20.16       .27             3.30                3.57
 Period from 2/20/2002 to 10/31/2002            23.54       .21            (3.30)              (3.09)
CLASS 529-E:
 Year ended 10/31/2003                          20.16       .38             3.30                3.68
 Period from 3/7/2002 to 10/31/2002             24.93       .27            (4.67)              (4.40)
CLASS 529-F:
 Year ended 10/31/2003                          20.22       .43             3.32                3.75
 Period from 9/17/2002 to 10/31/2002            20.63       .05             (.34)               (.29)
CLASS R-1:
 Year ended 10/31/2003                          20.17       .26             3.33                3.59
 Period from 6/11/2002 to 10/31/2002            23.56       .12            (3.29)              (3.17)
CLASS R-2:
 Year ended 10/31/2003                          20.17       .29             3.28                3.57
 Period from 5/31/2002 to 10/31/2002            24.35       .14            (4.10)              (3.96)
CLASS R-3:
 Year ended 10/31/2003                          20.18       .37             3.30                3.67
 Period from 6/6/2002 to 10/31/2002             23.70       .17            (3.44)              (3.27)
CLASS R-4:
 Year ended 10/31/2003                          20.19       .44             3.32                3.76
 Period from 6/27/2002 to 10/31/2002            22.95       .17            (2.79)              (2.62)
CLASS R-5:
 Year ended 10/31/2003                          20.21       .54             3.29                3.83
 Period from 5/15/2002 to 10/31/2002            24.66       .26            (4.43)              (4.17)


                                               Dividends and distributions
                                        Dividends
                                       (from net   Distributions       Total          Net asset
                                       investment  (from capital   dividends and      value, end       Total
                                         income)      gains)        distributions     of period       return(3)

CLASS A:
 Year ended 10/31/2003                  $(.52)       $(.31)            $(.83)           $23.17         19.31%
 Year ended 10/31/2002                   (.57)        (.65)            (1.22)            20.20         (8.42)
 Year ended 10/31/2001                   (.72)       (1.26)            (1.98)            23.22          3.71
 Year ended 10/31/2000                   (.74)       (5.05)            (5.79)            24.36          1.21
 Year ended 10/31/1999                   (.76)       (2.93)            (3.69)            30.09          9.00
CLASS B:
 Year ended 10/31/2003                   (.36)       (.31)              (.67)            23.04         18.32
 Year ended 10/31/2002                   (.41)       (.65)             (1.06)            20.11         (9.11)
 Year ended 10/31/2001                   (.56)      (1.26)             (1.82)            23.13          2.88
 Period from 3/15/2000 to 10/31/2000     (.31)         -                (.31)            24.30         13.07
CLASS C:
 Year ended 10/31/2003                   (.35)       (.31)              (.66)            23.01         18.23
 Year ended 10/31/2002                   (.40)       (.65)             (1.05)            20.09         (9.20)
 Period from 3/15/2001 to 10/31/2001     (.25)         -                (.25)            23.12          (.48)
CLASS F:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.12         19.14
 Year ended 10/31/2002                   (.55)       (.65)             (1.20)            20.17         (8.57)
 Period from 3/15/2001 to 10/31/2001     (.33)         -                (.33)            23.20          (.05)
CLASS 529-A:
 Year ended 10/31/2003                   (.52)       (.31)              (.83)            23.15         19.19
 Period from 2/19/2002 to 10/31/2002     (.38)         -                (.38)            20.20        (11.88)
CLASS 529-B:
 Year ended 10/31/2003                   (.33)       (.31)              (.64)            23.09         18.07
 Period from 2/19/2002 to 10/31/2002     (.29)         -                (.29)            20.16        (12.40)
CLASS 529-C:
 Year ended 10/31/2003                   (.33)       (.31)              (.64)            23.09         18.09
 Period from 2/20/2002 to 10/31/2002     (.29)         -                (.29)            20.16        (13.25)
CLASS 529-E:
 Year ended 10/31/2003                   (.43)       (.31)              (.74)            23.10         18.72
 Period from 3/7/2002 to 10/31/2002      (.37)         -                (.37)            20.16        (17.78)
CLASS 529-F:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.16         19.03
 Period from 9/17/2002 to 10/31/2002     (.12)         -                (.12)            20.22         (1.42)
CLASS R-1:
 Year ended 10/31/2003                   (.39)       (.31)              (.70)            23.06         18.19
 Period from 6/11/2002 to 10/31/2002     (.22)         -                (.22)            20.17        (13.50)
CLASS R-2:
 Year ended 10/31/2003                   (.38)       (.31)              (.69)            23.05         18.10
 Period from 5/31/2002 to 10/31/2002     (.22)         -                (.22)            20.17        (16.31)
CLASS R-3:
 Year ended 10/31/2003                   (.45)       (.31)              (.76)            23.09         18.64
 Period from 6/6/2002 to 10/31/2002      (.25)         -                (.25)            20.18        (13.87)
CLASS R-4:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.14         19.14
 Period from 6/27/2002 to 10/31/2002     (.14)         -                (.14)            20.19        (11.43)
CLASS R-5:
 Year ended 10/31/2003                   (.56)       (.31)              (.87)            23.17         19.50
 Period from 5/15/2002 to 10/31/2002     (.28)         -                (.28)            20.21        (16.98)

                                                         Ratio of     Ratio of
                                        Net assets,      expenses     net income
                                       end of period     to average   to average
                                       (in millions)     net assets   net assets

CLASS A:
 Year ended 10/31/2003                    $9,716          .62%          2.32%
 Year ended 10/31/2002                     7,782          .60           2.15
 Year ended 10/31/2001                     8,399          .59           2.68
 Year ended 10/31/2000                     8,343          .59           3.29
 Year ended 10/31/1999                    10,421          .57           2.67
CLASS B:
 Year ended 10/31/2003                       315         1.41           1.49
 Year ended 10/31/2002                       156         1.40           1.40
 Year ended 10/31/2001                        59         1.38           1.80
 Period from 3/15/2000 to 10/31/2000          10         1.38 (5)       2.33 (5)
CLASS C:
 Year ended 10/31/2003                       267         1.49           1.39
 Year ended 10/31/2002                       107         1.48           1.34
 Period from 3/15/2001 to 10/31/2001          28         1.48 (5)       1.64 (5)
CLASS F:
 Year ended 10/31/2003                       172          .72           2.14
 Year ended 10/31/2002                        54          .75           2.08
 Period from 3/15/2001 to 10/31/2001          12          .76 (5)       2.30 (5)
CLASS 529-A:
 Year ended 10/31/2003                        51          .67           2.22
 Period from 2/19/2002 to 10/31/2002          19          .70 (5)       2.25 (5)
CLASS 529-B:
 Year ended 10/31/2003                        14         1.61           1.27
 Period from 2/19/2002 to 10/31/2002           5         1.60 (5)       1.36 (5)
CLASS 529-C:
 Year ended 10/31/2003                        16         1.60           1.28
 Period from 2/20/2002 to 10/31/2002           6         1.59 (5)       1.38 (5)
CLASS 529-E:
 Year ended 10/31/2003                         3         1.07           1.80
 Period from 3/7/2002 to 10/31/2002            1         1.05 (5)       1.95 (5)
CLASS 529-F:
 Year ended 10/31/2003                         1          .82           1.99
 Period from 9/17/2002 to 10/31/2002           -  (4)     .09            .26
CLASS R-1:
 Year ended 10/31/2003                         4         1.50 (6)       1.18
 Period from 6/11/2002 to 10/31/2002           -  (4)     .58 (6)        .60
CLASS R-2:
 Year ended 10/31/2003                        32         1.47 (6)       1.35
 Period from 5/31/2002 to 10/31/2002           3          .61 (6)        .67
CLASS R-3:
 Year ended 10/31/2003                        32         1.08 (6)       1.72
 Period from 6/6/2002 to 10/31/2002            2          .43 (6)        .83
CLASS R-4:
 Year ended 10/31/2003                        16          .72 (6)       2.03
 Period from 6/27/2002 to 10/31/2002           -  (4)     .25 (6)        .84
CLASS R-5:
 Year ended 10/31/2003                        52          .41           2.53
 Period from 5/15/2002 to 10/31/2002          41          .18           1.22


                                                 Year ended October 31
                                      2003     2002     2001     2000     1999

Portfolio turnover rate
   for all classes of shares           24%      31%      45%      29%       42%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Amount less than 1 million.
(5)  Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.65%, 1.86%, 1.14% and .73% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended October 31, 2003, and 1.24%, .75%, .53% and .53% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended October 31, 2002.


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc. (the "Fund"), including the investment portfolio, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Los Angeles, California
December 11, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

During the fiscal year ended October 31, 2003, the fund paid a long-term capital gain distribution of $126,094,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, 90% of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 3% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                     PART C
                                OTHER INFORMATION

                           AMERICAN MUTUAL FUND, INC.

Item 23.          Exhibits

(a) Articles of Incorporation - previously filed (see P/E Amendment No. 103 filed 12/30/97, No. 107 filed 3/10/00, No. 109 filed 3/12/01, and No. 110 filed 2/15/02)

(b)  By-laws - previously filed (see P/E Amendment No. 107 filed 3/10/00)

(c) Form of share certificate - previously filed (see P/E Amendment No. 109 filed 3/12/01)

(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 107 filed 3/10/00)

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 110 filed 2/15/02); form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares only); and form of Institutional Selling Group Agreement

(f)  Bonus or profit sharing contracts - none

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 110 filed 2/15/02)

(h-1)Form of Amended and Restated Administrative Service Agreement - previously filed (see P/E Amendment No. 110 filed 2/15/02)

(h-2) Form of Amended Shareholder Services Agreement

(i)  Legal Opinion - previously filed (see P/E Amendment No. 111 filed 5/13/02)

(j)  Consent of Independent Auditors

(k)  Omitted financial statements - none

(l)  Initial capital agreements - previously filed

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 103 filed 12/30/97, No. 107 filed 3/10/00, No. 109 filed 3/12/01, No. 110 filed 2/15/02 and No. 111 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 110 filed 2/15/02)

(o)  None

(p)  Code of Ethics





                                     American Mutual Fund, Inc. -- Page C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None


Item 25.          Indemnification

                  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.


                                     American Mutual Fund, Inc. -- Page C-2

Item 25.          Indemnification (cont.)

                  Article VII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and
(c) its officers who are not directors to such further extent as shall be consistent with the law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law."

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                  None


Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217



                                     American Mutual Fund, Inc. -- Page C-3




(b)                 (1)                                       (2)                                      (3)
       Dana W. Anderson                         Regional Vice President                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093



                                     American Mutual Fund, Inc. -- Page C-4



(b)                 (1)                                       (2)                                      (3)

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665 Brentwood, TN 37024-1665

       Bill Brady                               Regional Vice President                               None
       8368 Washington Blvd.
       Indianapolis, IN 46240

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120



                                     American Mutual Fund, Inc. -- Page C-5



(b)                 (1)                                       (2)                                      (3)

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032



                                     American Mutual Fund, Inc. -- Page C-6



(b)                 (1)                                       (2)                                      (3)

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211



                                     American Mutual Fund, Inc. -- Page C-7




(b)                 (1)                                       (2)                                      (3)
       William F. Flannery                      Regional Vice President                               None
       One Union Avenue, 2nd Floor
       Sudbury, MA 01776

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      Christopher Gies                         Vice President                                        None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305



                                     American Mutual Fund, Inc. -- Page C-8




(b)                 (1)                                       (2)                                      (3)
       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       10200 Thomas Payne Circle
       Charlotte, NC 28277

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

N      Michael J. Johnston                      Director                                              None

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103



                                     American Mutual Fund, Inc. -- Page C-9




(b)                 (1)                                       (2)                                      (3)
       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121



                                     American Mutual Fund, Inc. -- Page C-10



(b)                 (1)                                       (2)                                      (3)

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202



                                     American Mutual Fund, Inc. -- Page C-11



(b)                 (1)                                       (2)                                      (3)

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521



                                     American Mutual Fund, Inc. -- Page C-12



(b)                 (1)                                       (2)                                      (3)

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None



                                     American Mutual Fund, Inc. -- Page C-13



(b)                 (1)                                       (2)                                      (3)

       Daniel S. Shore Regional                 Vice President                                        None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None



                                     American Mutual Fund, Inc. -- Page C-14



(b)                 (1)                                       (2)                                      (3)

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None



                                     American Mutual Fund, Inc. -- Page C-15



(b)                 (1)                                       (2)                                      (3)

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066



                                     American Mutual Fund, Inc. -- Page C-16



(b)                 (1)                                       (2)                                      (3)

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin Ranch, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111

         (c)      None



                                     American Mutual Fund, Inc. -- Page C-17

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

                                     American Mutual Fund, Inc. -- Page C-18

                             SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 29th day of December, 2003.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
--------------------------------------------------------
(James K. Dunton, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 29, 2003, by the following persons in the capacities indicated.

      Signature                                      Title

(1) Chief Executive Officer:

       /s/ James K. Dunton                           Chairman of the Board
      --------------------------------------
      (James K. Dunton)

(2) Principal Financial Officer and
    Principal Accounting Officer:

       /s/ Jeffrey P. Regal                          Treasurer
      ---------------------------------------
      (Jeffrey P. Regal)

(3) Directors:

      H. Frederick Christie*                          Director
      Mary Anne Dolan*                                Director

       /s/ James K. Dunton
      (James K. Dunton)                              Chairman of the Board

      Martin Fenton*                                 Director
      Mary Myers Kauppila*                           Director
      Bailey Morris-Eck*                             Director

       /s/ Robert G. O'Donnell                       President and Director
      (Robert G. O'Donnell)

      Kirk P. Pendleton*                             Director
      Olin C. Robison*                               Director
      Steven B. Sample*                              Director

      *By   /s/ Julie F. Williams
           -----------------------------------------------
              (Julie F. Williams, Attorney-in-Fact)


Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Walter R. Burkley
-----------------------------------------------
(Walter R. Burkley)

                                     American Mutual Fund, Inc. -- Page C-19